Quarterly Holdings Report
for
Fidelity® Small Cap Index Fund
January 31, 2022
SSP-NPRT3-0422
1.883103.110
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	82,512	4,229,565
ATN International, Inc.	77,632	3,080,438
Bandwidth, Inc. (a)	168,541	10,552,352
Cogent Communications Group, Inc.	307,562	19,564,019
Consolidated Communications Holdings, Inc. (a)	524,703	3,772,615
EchoStar Holding Corp. Class A (a)	270,216	6,401,417
Globalstar, Inc. (a)(b)	4,470,127	4,783,036
IDT Corp. Class B (a)	147,192	5,524,116
Iridium Communications, Inc. (a)	861,569	30,913,096
Liberty Latin America Ltd.:
Class A (a)	79,333	867,903
Class C (a)	1,324,061	14,313,099
Ooma, Inc. (a)	161,441	2,912,396
Radius Global Infrastructure, Inc. (a)	432,128	5,946,081
Telesat Corp. (a)(b)	96,340	2,182,101
		115,042,234
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (a)(b)	3,750,251	60,229,031
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	48,978	498,106
Cinemark Holdings, Inc. (a)(b)	788,412	11,905,021
CuriosityStream, Inc. Class A (a)(b)	160,803	712,357
Eros International PLC (a)(b)	2,128,649	453,402
IMAX Corp. (a)	363,602	6,272,135
Lions Gate Entertainment Corp.:
Class A (a)(b)	603,310	9,459,901
Class B (a)	664,524	9,688,760
LiveOne, Inc. (a)(b)	370,578	347,713
Madison Square Garden Entertainment Corp. (a)(b)	190,877	13,519,818
Marcus Corp. (a)(b)	159,635	2,689,850
		115,776,094
Interactive Media & Services - 0.6%
CarGurus, Inc. Class A (a)	696,876	22,230,344
Cars.com, Inc. (a)	498,443	7,765,742
Eventbrite, Inc. (a)(b)	557,109	7,983,372
EverQuote, Inc. Class A (a)	143,667	2,364,759
fuboTV, Inc. (a)(b)	986,004	10,589,683
Liberty TripAdvisor Holdings, Inc. (a)	539,257	1,213,328
MediaAlpha, Inc. Class A (a)(b)	157,873	2,344,414
Outbrain, Inc. (b)	63,091	796,208
QuinStreet, Inc. (a)	363,349	5,846,285
Society Pass, Inc.	44,397	218,877
TrueCar, Inc. (a)	691,296	2,378,058
Yelp, Inc. (a)	519,606	17,947,191
Ziff Davis, Inc. (a)	315,685	33,165,866
		114,844,127
Media - 1.1%
Advantage Solutions, Inc. Class A (a)(b)	551,827	4,017,301
AMC Networks, Inc. Class A (a)	211,811	9,029,503
Audacy, Inc. Class A (a)	867,413	2,099,139
Boston Omaha Corp. (a)(b)	152,831	4,033,210
Cardlytics, Inc. (a)(b)	234,982	15,767,292
Clear Channel Outdoor Holdings, Inc. (a)	2,639,027	8,075,423
comScore, Inc. (a)(b)	495,173	1,500,374
Daily Journal Corp. (a)(b)	8,606	2,788,258
Digital Media Solutions, Inc. Class A (a)(b)	23,077	117,462
E.W. Scripps Co. Class A (a)	423,535	8,682,468
Emerald Holding, Inc. (a)	156,298	509,531
Entravision Communication Corp. Class A	435,980	2,642,039
Fluent, Inc. (a)(b)	339,004	542,406
Gannett Co., Inc. (a)(b)	1,038,452	5,046,877
Gray Television, Inc.	623,730	13,004,771
Hemisphere Media Group, Inc. (a)	115,190	747,583
iHeartMedia, Inc. (a)	812,486	16,371,593
Integral Ad Science Holding Corp.	132,861	2,224,093
John Wiley & Sons, Inc. Class A	313,028	15,886,171
Liberty Media Corp.:
Liberty Braves Class A (a)	34,069	955,635
Liberty Braves Class C (a)	302,123	8,157,321
Magnite, Inc. (a)(b)	951,350	12,909,820
National CineMedia, Inc.	410,395	1,083,443
Scholastic Corp.	189,274	7,764,019
Sinclair Broadcast Group, Inc. Class A (b)	335,001	9,205,827
Stagwell, Inc. (a)(b)	441,971	3,301,523
TechTarget, Inc. (a)	193,328	16,034,624
Tegna, Inc.	1,605,166	31,076,014
Thryv Holdings, Inc. (a)	56,081	1,818,707
WideOpenWest, Inc. (a)	373,524	6,951,282
		212,343,709
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)(b)	430,645	5,361,530
Shenandoah Telecommunications Co.	343,886	7,830,284
Telephone & Data Systems, Inc.	732,871	14,510,846
U.S. Cellular Corp. (a)	107,704	3,297,896
		31,000,556
TOTAL COMMUNICATION SERVICES		589,006,720
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.3%
Adient PLC (a)	689,741	28,948,430
American Axle & Manufacturing Holdings, Inc. (a)(b)	811,879	6,608,695
Cooper-Standard Holding, Inc. (a)	122,319	2,518,548
Dana, Inc.	1,058,231	22,921,283
Dorman Products, Inc. (a)	190,691	17,854,398
Fox Factory Holding Corp. (a)(b)	308,510	41,053,426
Gentherm, Inc. (a)	242,154	21,161,838
LCI Industries	180,195	22,194,618
Modine Manufacturing Co. (a)	356,587	3,262,771
Motorcar Parts of America, Inc. (a)	135,865	2,245,848
Patrick Industries, Inc.	165,427	10,653,499
Standard Motor Products, Inc.	148,129	7,090,935
Stoneridge, Inc. (a)	187,167	3,531,841
Tenneco, Inc. (a)	493,519	5,181,950
The Goodyear Tire & Rubber Co. (a)	2,006,356	41,591,760
Visteon Corp. (a)	202,252	20,530,601
XL Fleet Corp. (Class A) (a)(b)	47,296	101,213
XPEL, Inc. (a)	131,877	8,223,850
		265,675,504
Automobiles - 0.2%
Arcimoto, Inc. (a)(b)	218,581	1,335,530
Canoo, Inc. (a)(b)	794,730	4,863,748
Fisker, Inc. (a)(b)	1,190,309	14,057,549
Lordstown Motors Corp. Class A (a)(b)	1,161,480	3,484,440
Winnebago Industries, Inc.	236,066	15,230,978
Workhorse Group, Inc. (a)(b)	865,639	2,925,860
		41,898,105
Distributors - 0.0%
Funko, Inc. (a)	197,878	3,419,332
Diversified Consumer Services - 0.7%
2U, Inc. (a)(b)	536,448	8,658,271
Adtalem Global Education, Inc. (a)	360,828	10,615,560
American Public Education, Inc. (a)	137,542	2,942,023
Carriage Services, Inc.	112,509	5,661,453
Coursera, Inc.	480,510	9,759,158
European Wax Center, Inc. (b)	100,066	2,445,613
Graham Holdings Co.	27,909	16,609,204
Houghton Mifflin Harcourt Co. (a)	928,540	16,723,005
Laureate Education, Inc. Class A	708,746	8,965,637
OneSpaWorld Holdings Ltd. (a)(b)	389,741	4,022,127
Perdoceo Education Corp. (a)	522,675	5,759,879
PowerSchool Holdings, Inc. (b)	393,549	6,446,333
Regis Corp. (a)(b)	302,855	451,254
StoneMor, Inc. (a)	242,953	607,383
Strategic Education, Inc.	178,479	10,648,057
Stride, Inc. (a)	304,947	10,694,491
Udemy, Inc. (b)	100,475	1,627,695
Vivint Smart Home, Inc. Class A (a)(b)	671,115	4,832,028
WW International, Inc. (a)(b)	380,182	4,790,293
		132,259,464
Hotels, Restaurants & Leisure - 2.4%
Accel Entertainment, Inc. (a)	420,347	5,300,576
Bally's Corp. (a)(b)	239,018	8,542,503
Biglari Holdings, Inc. (a)	5,239	620,822
BJ's Restaurants, Inc. (a)	166,304	5,004,087
Bloomin' Brands, Inc. (a)	645,555	13,124,133
Bluegreen Vacations Holding Corp. Class A (a)	102,704	3,078,039
Brinker International, Inc. (a)	329,359	10,938,012
Carrols Restaurant Group, Inc.	226,533	559,537
Century Casinos, Inc. (a)	199,557	1,985,592
Chuy's Holdings, Inc. (a)(b)	144,502	3,642,895
Cracker Barrel Old Country Store, Inc.	171,704	20,456,815
Dave & Buster's Entertainment, Inc. (a)	315,340	11,286,019
Del Taco Restaurants, Inc.	221,766	2,765,422
Denny's Corp. (a)(b)	448,757	6,955,734
Dine Brands Global, Inc.	120,447	8,172,329
Drive Shack, Inc. (a)	525,931	736,303
El Pollo Loco Holdings, Inc. (a)(b)	139,351	1,858,942
Esports Technologies, Inc. (a)(b)	75,005	901,560
Everi Holdings, Inc. (a)	627,121	12,398,182
F45 Training Holdings, Inc. (b)	125,240	1,566,752
Fiesta Restaurant Group, Inc. (a)(b)	119,864	1,135,112
First Watch Restaurant Group, Inc. (b)	78,892	1,186,536
Full House Resorts, Inc. (a)	243,381	2,149,054
GAN Ltd. (a)(b)	309,830	2,134,729
Golden Entertainment, Inc. (a)	126,446	5,687,541
Golden Nugget Online Gaming, Inc. (a)	298,666	2,401,275
Hall of Fame Resort & Entertainment Co. (a)(b)	298,742	346,541
Hilton Grand Vacations, Inc. (a)	621,726	30,377,532
International Game Technology PLC (b)	730,792	19,563,302
Jack in the Box, Inc.	158,859	14,464,112
Krispy Kreme, Inc. (b)	169,805	2,545,377
Kura Sushi U.S.A., Inc. Class A (a)	29,541	1,363,317
Life Time Group Holdings, Inc. (b)	287,306	4,315,336
Lindblad Expeditions Holdings (a)	222,318	3,750,505
Monarch Casino & Resort, Inc. (a)	98,102	6,072,514
Nathan's Famous, Inc.	17,678	952,491
NeoGames SA (a)	81,142	1,920,631
Noodles & Co. (a)	308,523	2,594,678
Papa John's International, Inc.	239,520	29,568,744
PlayAGS, Inc. (a)	201,335	1,568,400
Portillo's, Inc. (b)	174,048	4,620,974
RCI Hospitality Holdings, Inc.	61,455	4,293,861
Red Robin Gourmet Burgers, Inc. (a)(b)	112,971	1,666,322
Red Rock Resorts, Inc.	433,218	19,286,865
Rush Street Interactive, Inc. (a)(b)	396,692	4,022,457
Ruth's Hospitality Group, Inc.	243,853	4,884,376
Scientific Games Corp. Class A (a)	700,730	40,432,121
SeaWorld Entertainment, Inc. (a)	373,254	22,238,473
Shake Shack, Inc. Class A (a)	272,218	17,985,443
Target Hospitality Corp. (a)	181,320	600,169
Texas Roadhouse, Inc. Class A	510,950	43,630,021
The Cheesecake Factory, Inc. (a)(b)	336,718	12,014,098
The ONE Group Hospitality, Inc. (a)(b)	150,224	1,892,822
Wingstop, Inc.	217,197	33,285,440
Xponential Fitness, Inc. (b)	65,793	1,148,746
		465,994,169
Household Durables - 1.9%
Aterian, Inc. (a)(b)	18,441	59,749
Bassett Furniture Industries, Inc.	63,524	1,179,005
Beazer Homes U.S.A., Inc. (a)	216,119	3,942,011
Cavco Industries, Inc. (a)	66,926	18,032,541
Century Communities, Inc.	219,750	14,470,538
Ethan Allen Interiors, Inc.	165,146	4,163,331
Flexsteel Industries, Inc.	42,950	1,069,885
GoPro, Inc. Class A (a)	943,348	8,358,063
Green Brick Partners, Inc. (a)	229,834	5,442,469
Hamilton Beach Brands Holding Co. Class A	46,766	648,177
Helen of Troy Ltd. (a)	174,967	36,625,842
Hooker Furnishings Corp.	75,136	1,655,997
Hovnanian Enterprises, Inc. Class A (a)	38,213	3,702,075
Installed Building Products, Inc. (b)	173,622	19,235,581
iRobot Corp. (a)(b)	194,351	12,733,878
KB Home	578,527	24,442,766
La-Z-Boy, Inc.	319,060	11,712,693
Landsea Homes Corp. (a)	65,722	477,799
Legacy Housing Corp. (a)	54,401	1,346,969
LGI Homes, Inc. (a)	156,286	19,459,170
Lifetime Brands, Inc.	86,722	1,344,191
Lovesac (a)(b)	95,702	5,153,553
M.D.C. Holdings, Inc.	418,115	21,194,249
M/I Homes, Inc. (a)	209,992	11,127,476
Meritage Homes Corp. (a)	267,805	27,324,144
Purple Innovation, Inc. (a)(b)	420,895	3,501,846
Skyline Champion Corp. (a)	382,750	25,774,385
Snap One Holdings Corp. (a)(b)	99,657	1,874,548
Sonos, Inc. (a)	875,750	22,086,415
Taylor Morrison Home Corp. (a)	873,162	26,797,342
Traeger, Inc. (a)	114,288	1,164,595
TRI Pointe Homes, Inc. (a)	810,991	19,309,696
Tupperware Brands Corp. (a)	356,769	5,501,378
Universal Electronics, Inc. (a)	91,046	3,231,223
VOXX International Corp. (a)(b)	113,956	1,259,214
Vuzix Corp. (a)(b)	426,906	2,787,696
Weber, Inc. (b)	129,205	1,400,582
		369,591,072
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)(b)	198,398	3,378,718
1stDibs.com, Inc. (b)	36,968	380,770
a.k.a. Brands Holding Corp. (b)	70,785	501,866
CarParts.com, Inc. (a)(b)	350,591	3,225,437
Duluth Holdings, Inc. (a)(b)	79,723	1,202,223
Groupon, Inc. (a)(b)	173,417	5,296,155
Lands' End, Inc. (a)(b)	106,415	1,950,587
Liquidity Services, Inc. (a)	194,394	3,699,318
Lulu's Fashion Lounge Holdings, Inc. (b)	41,409	400,011
Overstock.com, Inc. (a)(b)	316,493	15,172,674
PetMed Express, Inc.	146,573	3,785,981
Porch Group, Inc. Class A (a)(b)	573,417	6,049,549
Quotient Technology, Inc. (a)	657,945	4,677,989
Rent the Runway, Inc. Class A (b)	129,701	748,375
Revolve Group, Inc. (a)	212,375	10,474,335
Shutterstock, Inc.	170,424	16,526,015
Stitch Fix, Inc. (a)(b)	587,250	9,648,518
The RealReal, Inc. (a)	599,810	5,668,205
Xometry, Inc. (b)	60,604	3,127,166
		95,913,892
Leisure Products - 0.5%
Acushnet Holdings Corp.	249,727	11,662,251
American Outdoor Brands, Inc. (a)	93,613	1,552,104
AMMO, Inc. (a)(b)	549,705	2,550,631
Callaway Golf Co. (a)	842,981	20,113,527
Clarus Corp.	195,312	4,400,379
Escalade, Inc.	70,132	1,002,888
Genius Brands International, Inc. (a)(b)	2,050,178	1,803,542
Johnson Outdoors, Inc. Class A	38,438	3,467,876
Latham Group, Inc. (a)(b)	175,772	2,931,877
Malibu Boats, Inc. Class A (a)	152,596	10,019,453
Marine Products Corp.	54,681	670,389
MasterCraft Boat Holdings, Inc. (a)	136,521	3,471,729
Nautilus, Inc. (a)(b)	183,767	937,212
Smith & Wesson Brands, Inc. (b)	352,318	6,017,591
Solo Brands, Inc. Class A (b)	86,210	962,104
Sturm, Ruger & Co., Inc.	124,417	8,364,555
Vista Outdoor, Inc. (a)	419,620	16,188,940
		96,117,048
Multiline Retail - 0.4%
Big Lots, Inc.	234,721	9,837,157
Dillard's, Inc. Class A (b)	42,387	10,754,430
Franchise Group, Inc.	207,845	10,406,799
Macy's, Inc.	2,284,924	58,494,054
		89,492,440
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A (a)(b)	428,575	16,714,425
Academy Sports & Outdoors, Inc. (a)	564,286	21,950,725
America's Car Mart, Inc. (a)	44,068	4,182,935
American Eagle Outfitters, Inc. (b)	1,108,619	25,309,772
Arko Corp. (a)(b)	872,086	7,168,547
Asbury Automotive Group, Inc. (a)	168,418	27,110,245
Barnes & Noble Education, Inc. (a)	333,737	2,009,097
Bed Bath & Beyond, Inc. (a)(b)	748,339	12,153,025
Big 5 Sporting Goods Corp. (b)	157,202	3,095,307
Boot Barn Holdings, Inc. (a)	213,401	19,626,490
Caleres, Inc.	271,533	6,511,361
Camping World Holdings, Inc. (b)	305,978	10,158,470
CarLotz, Inc. Class A (a)(b)	452,610	918,798
Chico's FAS, Inc. (a)	873,080	4,112,207
Citi Trends, Inc. (a)(b)	65,051	3,169,285
Conn's, Inc. (a)(b)	132,736	3,221,503
Designer Brands, Inc. Class A (a)	437,210	5,758,056
Genesco, Inc. (a)	109,150	7,021,620
Group 1 Automotive, Inc.	127,331	21,622,077
GrowGeneration Corp. (a)(b)	432,615	3,651,271
Guess?, Inc.	298,876	6,880,126
Haverty Furniture Companies, Inc.	120,438	3,555,330
Hibbett, Inc. (b)	109,842	6,771,759
JOANN, Inc. (b)	60,045	641,881
Kirkland's, Inc. (a)(b)	81,858	1,385,856
Lazydays Holdings, Inc. (a)(b)	62,227	1,010,566
LL Flooring Holdings, Inc. (a)	212,107	3,062,825
MarineMax, Inc. (a)	156,192	7,350,396
Monro, Inc.	241,511	12,010,342
Murphy U.S.A., Inc.	174,725	34,361,419
National Vision Holdings, Inc. (a)(b)	595,902	24,360,474
OneWater Marine, Inc. Class A (b)	75,195	3,888,333
Party City Holdco, Inc. (a)(b)	821,047	3,883,552
Rent-A-Center, Inc.	481,570	20,298,176
Sally Beauty Holdings, Inc. (a)(b)	819,677	14,073,854
Shift Technologies, Inc. Class A (a)(b)	256,841	588,166
Shoe Carnival, Inc. (b)	130,224	4,448,452
Signet Jewelers Ltd.	383,344	33,017,419
Sleep Number Corp. (a)	159,895	11,432,493
Sonic Automotive, Inc. Class A (sub. vtg.)	157,635	8,040,961
Sportsman's Warehouse Holdings, Inc. (a)	309,876	3,396,241
The Aaron's Co., Inc.	226,756	4,800,425
The Buckle, Inc.	219,007	8,243,423
The Cato Corp. Class A (sub. vtg.)	140,779	2,325,669
The Children's Place, Inc. (a)	102,025	7,218,269
The Container Store Group, Inc. (a)(b)	240,879	2,456,966
The ODP Corp. (a)	336,442	14,880,830
Tilly's, Inc.	165,295	2,178,588
Torrid Holdings, Inc. (b)	96,728	889,898
TravelCenters of America LLC (a)	91,434	4,167,562
Urban Outfitters, Inc. (a)	500,265	14,367,611
Winmark Corp.	23,890	5,146,384
Zumiez, Inc. (a)	158,266	7,114,057
		483,713,519
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (a)	424,022	43,513,138
Fossil Group, Inc. (a)	350,121	3,882,842
G-III Apparel Group Ltd. (a)	317,377	8,623,133
Kontoor Brands, Inc.	373,344	18,402,126
Movado Group, Inc.	113,235	4,197,621
Oxford Industries, Inc.	116,750	9,619,033
PLBY Group, Inc. (a)(b)	209,798	3,333,690
Rocky Brands, Inc.	50,197	2,147,428
Steven Madden Ltd.	585,630	24,092,818
Superior Group of Companies, Inc.	82,533	1,686,149
Unifi, Inc. (a)	96,179	1,828,363
Vera Bradley, Inc. (a)	172,844	1,415,592
Wolverine World Wide, Inc.	592,992	15,708,358
		138,450,291
TOTAL CONSUMER DISCRETIONARY		2,182,524,836
CONSUMER STAPLES - 3.5%
Beverages - 0.4%
Celsius Holdings, Inc. (a)	393,806	18,796,360
Coca-Cola Bottling Co. Consolidated	34,147	19,566,231
Duckhorn Portfolio, Inc. (a)	260,568	5,200,937
MGP Ingredients, Inc. (b)	103,432	7,825,665
National Beverage Corp. (b)	170,714	7,625,794
Newage, Inc. (a)(b)	890,592	667,499
Primo Water Corp.	1,147,578	19,164,553
Zevia PBC (b)	64,354	514,832
		79,361,871
Food & Staples Retailing - 1.0%
Andersons, Inc.	229,457	8,742,312
BJ's Wholesale Club Holdings, Inc. (a)	994,010	61,101,795
Chefs' Warehouse Holdings (a)	230,860	6,888,862
HF Foods Group, Inc. (a)(b)	243,664	1,691,028
Ingles Markets, Inc. Class A	100,886	7,761,160
MedAvail Holdings, Inc. (a)(b)	87,349	125,783
Natural Grocers by Vitamin Cottage, Inc.	60,610	884,906
Performance Food Group Co. (a)	1,105,412	46,637,332
PriceSmart, Inc.	171,224	12,227,106
Rite Aid Corp. (a)(b)	415,287	4,406,195
SpartanNash Co.	255,415	6,275,547
Sprouts Farmers Market LLC (a)	814,485	22,105,123
United Natural Foods, Inc. (a)	404,654	15,692,482
Village Super Market, Inc. Class A	47,309	1,081,011
Weis Markets, Inc.	117,950	7,105,308
		202,725,950
Food Products - 1.0%
AppHarvest, Inc. (a)(b)	439,123	1,312,978
B&G Foods, Inc. Class A (b)	463,140	14,403,654
Cal-Maine Foods, Inc. (a)(b)	294,326	11,478,714
Calavo Growers, Inc. (b)	124,200	5,143,122
Fresh Del Monte Produce, Inc.	239,846	6,674,914
Hostess Brands, Inc. Class A (a)	998,666	20,492,626
J&J Snack Foods Corp.	106,062	16,088,545
John B. Sanfilippo & Son, Inc.	63,229	5,001,414
Laird Superfood, Inc. (a)	47,004	374,622
Lancaster Colony Corp.	137,458	21,824,207
Landec Corp. (a)	185,607	1,995,275
Limoneira Co.	102,219	1,518,974
Mission Produce, Inc. (a)	268,133	3,826,258
Sanderson Farms, Inc.	147,101	27,066,584
Seneca Foods Corp. Class A (a)	44,602	2,085,144
Sovos Brands, Inc. (b)	187,870	2,756,053
Tattooed Chef, Inc. (a)(b)	349,096	4,433,519
The Simply Good Foods Co. (a)	620,647	21,865,394
The Vita Coco Co., Inc.	82,041	895,067
Tootsie Roll Industries, Inc. (b)	109,225	3,708,189
TreeHouse Foods, Inc. (a)	376,232	14,571,465
Utz Brands, Inc. Class A (b)	431,908	6,958,038
Vital Farms, Inc. (a)(b)	181,025	2,992,343
Whole Earth Brands, Inc. Class A (a)(b)	274,879	2,605,853
		200,072,952
Household Products - 0.3%
Central Garden & Pet Co. (a)(b)	333,396	15,466,240
Central Garden & Pet Co. Class A (non-vtg.) (a)	9,636	417,528
Energizer Holdings, Inc.	493,936	18,576,933
Oil-Dri Corp. of America	34,783	1,183,318
WD-40 Co. (b)	99,249	22,059,083
		57,703,102
Personal Products - 0.6%
BellRing Brands, Inc. Class A (a)(b)	290,806	7,084,034
Edgewell Personal Care Co.	394,407	18,063,841
elf Beauty, Inc. (a)	354,131	10,468,112
Inter Parfums, Inc.	130,644	12,929,837
MediFast, Inc.	84,353	16,761,785
Nature's Sunshine Products, Inc.	89,455	1,577,986
Nu Skin Enterprises, Inc. Class A	360,441	17,369,652
Revlon, Inc. (a)	41,599	411,830
The Beauty Health Co. (a)(b)	622,156	8,834,615
The Honest Co., Inc. (b)	619,949	4,023,469
Thorne HealthTech, Inc. (b)	45,092	242,595
USANA Health Sciences, Inc. (a)	85,755	8,196,463
Veru, Inc. (a)(b)	490,714	2,551,713
		108,515,932
Tobacco - 0.2%
22nd Century Group, Inc. (a)(b)	1,165,254	2,528,601
Turning Point Brands, Inc.	108,357	3,817,417
Universal Corp.	175,466	9,550,614
Vector Group Ltd.	1,046,650	11,628,282
		27,524,914
TOTAL CONSUMER STAPLES		675,904,721
ENERGY - 5.2%
Energy Equipment & Services - 1.0%
Archrock, Inc.	981,569	8,284,442
Aspen Aerogels, Inc. (a)	159,614	4,740,536
Bristow Group, Inc. (a)	175,491	5,764,879
Cactus, Inc.	403,283	19,543,094
Championx Corp. (a)	1,480,259	33,157,802
DMC Global, Inc. (a)(b)	135,025	5,446,909
Dril-Quip, Inc. (a)	253,891	6,420,903
Expro Group Holdings NV (a)(b)	336,750	5,273,505
FTS International, Inc. Class A (a)	63,149	1,663,976
Helix Energy Solutions Group, Inc. (a)(b)	1,015,868	3,586,014
Helmerich & Payne, Inc.	765,872	21,980,526
Liberty Oilfield Services, Inc. Class A (a)	661,416	8,003,134
Nabors Industries Ltd. (a)	52,175	5,400,634
Newpark Resources, Inc. (a)	634,390	2,252,085
Nextier Oilfield Solutions, Inc. (a)	1,249,770	7,523,615
Oceaneering International, Inc. (a)	719,633	9,376,818
Oil States International, Inc. (a)	431,777	2,707,242
Patterson-UTI Energy, Inc.	1,357,122	13,516,935
ProPetro Holding Corp. (a)	622,626	6,543,799
RPC, Inc. (a)(b)	476,508	2,816,162
Select Energy Services, Inc. Class A (a)	453,130	3,022,377
Solaris Oilfield Infrastructure, Inc. Class A	223,858	1,725,945
TETRA Technologies, Inc. (a)	843,434	2,471,262
Tidewater, Inc. (a)	294,558	4,179,778
U.S. Silica Holdings, Inc. (a)	535,645	5,115,410
		190,517,782
Oil, Gas & Consumable Fuels - 4.2%
Aemetis, Inc. (a)(b)	201,702	1,849,607
Alto Ingredients, Inc. (a)(b)	532,557	2,758,645
Altus Midstream Co.	19,918	1,255,432
Antero Resources Corp. (a)	2,077,799	40,579,414
Arch Resources, Inc. (b)	108,981	10,313,962
Berry Corp.	491,038	4,267,120
Brigham Minerals, Inc. Class A	319,857	6,921,705
California Resources Corp.	588,879	25,098,023
Callon Petroleum Co. (a)(b)	345,156	17,064,513
Centennial Resource Development, Inc. Class A (a)	1,342,786	10,487,159
Centrus Energy Corp. Class A (a)(b)	71,536	3,108,239
Chesapeake Energy Corp.	760,642	51,852,965
Civitas Resources, Inc.	317,832	17,321,844
Clean Energy Fuels Corp. (a)(b)	1,135,607	6,893,134
CNX Resources Corp. (a)(b)	1,522,581	22,579,876
Comstock Resources, Inc. (a)(b)	676,902	5,266,298
CONSOL Energy, Inc. (a)	247,953	5,390,498
Crescent Energy, Inc. Class A (a)(b)	214,183	2,842,208
CVR Energy, Inc.	216,925	4,236,545
Delek U.S. Holdings, Inc. (a)	474,923	7,370,805
Denbury, Inc. (a)	365,983	27,499,963
DHT Holdings, Inc.	1,026,866	5,011,106
Dorian LPG Ltd.	228,857	2,721,110
Earthstone Energy, Inc. (a)	189,875	2,593,693
Energy Fuels, Inc. (a)(b)	1,135,832	7,008,083
Equitrans Midstream Corp.	2,971,974	24,102,709
Falcon Minerals Corp.	287,223	1,484,943
Frontline Ltd. (NY Shares) (a)(b)	870,761	5,720,900
Gevo, Inc. (a)(b)	1,474,836	5,043,939
Golar LNG Ltd. (a)	740,111	10,620,593
Green Plains, Inc. (a)(b)	348,699	10,649,267
HighPeak Energy, Inc.	38,912	691,466
International Seaways, Inc. (b)	338,740	4,942,217
Kosmos Energy Ltd. (a)	3,286,028	14,228,501
Laredo Petroleum, Inc. (a)(b)	92,834	6,234,731
Magnolia Oil & Gas Corp. Class A	1,053,238	22,781,538
Matador Resources Co.	803,647	35,979,276
Murphy Oil Corp.	1,064,815	33,648,154
National Energy Services Reunited Corp. (a)	277,398	2,754,562
Nordic American Tanker Shipping Ltd. (b)	1,226,225	1,900,649
Northern Oil & Gas, Inc.	381,587	8,974,926
Oasis Petroleum, Inc.	143,618	19,450,186
Ovintiv, Inc.	1,905,321	73,926,405
Par Pacific Holdings, Inc. (a)	324,009	4,568,527
PBF Energy, Inc. Class A (a)	704,095	11,152,865
PDC Energy, Inc.	709,657	42,061,370
Peabody Energy Corp. (a)	649,543	7,015,064
Range Resources Corp. (a)	1,738,257	33,461,447
Ranger Oil Corp. (a)	154,785	4,799,883
Renewable Energy Group, Inc. (a)(b)	325,373	13,099,517
Rex American Resources Corp. (a)	38,599	3,722,102
Riley Exploration Permian, Inc.	19,755	529,632
Scorpio Tankers, Inc. (b)	361,967	4,926,371
SFL Corp. Ltd.	890,522	7,302,280
SM Energy Co.	870,558	28,563,008
Southwestern Energy Co. (a)	7,391,240	32,521,456
Talos Energy, Inc. (a)	271,143	2,884,962
Teekay Corp. (a)	490,944	1,521,926
Teekay Tankers Ltd. (a)(b)	172,340	1,838,868
Tellurian, Inc. (a)(b)	2,748,481	6,898,687
Ur-Energy, Inc. (a)(b)	1,167,252	1,377,357
Uranium Energy Corp. (a)(b)	1,897,083	4,951,387
W&T Offshore, Inc. (a)	686,936	2,940,086
Whiting Petroleum Corp. (a)	286,663	21,284,728
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	29,463	452,552
warrants 9/1/25 (a)	14,729	213,129
World Fuel Services Corp.	455,234	12,842,151
		826,356,264
TOTAL ENERGY		1,016,874,046
FINANCIALS - 16.8%
Banks - 9.2%
1st Source Corp.	120,811	6,026,053
Allegiance Bancshares, Inc.	140,108	6,168,955
Amalgamated Financial Corp.	93,065	1,583,036
Amerant Bancorp, Inc. Class A	194,820	6,623,880
American National Bankshares, Inc.	73,195	2,766,771
Ameris Bancorp	487,875	24,057,116
Arrow Financial Corp.	95,767	3,388,236
Associated Banc-Corp.	1,072,396	25,630,264
Atlantic Capital Bancshares, Inc. (a)	144,506	4,352,521
Atlantic Union Bankshares Corp.	550,396	22,412,125
Banc of California, Inc. (b)	398,262	7,694,422
BancFirst Corp.	124,676	9,344,466
Bancorp, Inc., Delaware (a)(b)	384,390	11,462,510
Bank First National Corp.	46,816	3,276,652
Bank of Marin Bancorp	110,232	4,110,551
BankUnited, Inc.	646,428	26,988,369
Banner Corp.	249,952	15,524,519
Bar Harbor Bankshares	103,679	3,166,357
Berkshire Hills Bancorp, Inc.	351,770	10,408,874
Blue Ridge Bankshares, Inc.	134,155	2,446,987
Brookline Bancorp, Inc., Delaware	553,449	9,463,978
Business First Bancshares, Inc.	140,761	3,863,889
Byline Bancorp, Inc.	181,666	4,723,316
Cadence Bank	1,371,215	42,740,772
Cambridge Bancorp	48,756	4,365,612
Camden National Corp.	106,510	5,289,287
Capital Bancorp, Inc.	56,189	1,451,924
Capital City Bank Group, Inc.	95,832	2,650,713
Capstar Financial Holdings, Inc.	151,225	3,243,776
Carter Bankshares, Inc. (a)	184,790	2,843,918
Cathay General Bancorp	540,657	24,416,070
CBTX, Inc.	135,369	3,983,910
Central Pacific Financial Corp.	195,283	5,682,735
Citizens & Northern Corp.	105,903	2,660,283
City Holding Co.	107,617	8,631,960
Civista Bancshares, Inc.	106,064	2,557,203
CNB Financial Corp., Pennsylvania	114,380	3,055,090
Coastal Financial Corp. of Washington (a)(b)	69,542	3,367,224
Columbia Banking Systems, Inc.	574,228	19,965,908
Community Bank System, Inc.	387,411	27,668,894
Community Trust Bancorp, Inc.	110,897	4,900,538
ConnectOne Bancorp, Inc.	270,535	8,659,825
CrossFirst Bankshares, Inc. (a)	341,850	5,285,001
Customers Bancorp, Inc. (a)	218,730	12,751,959
CVB Financial Corp. (b)	935,273	20,604,064
Dime Community Bancshares, Inc.	256,638	8,972,064
Eagle Bancorp, Inc.	228,927	13,728,752
Eastern Bankshares, Inc.	1,238,316	26,363,748
Enterprise Bancorp, Inc.	65,351	2,789,834
Enterprise Financial Services Corp.	260,010	12,880,895
Equity Bancshares, Inc.	97,137	3,114,212
Farmers National Banc Corp.	216,120	3,771,294
FB Financial Corp.	246,756	10,985,577
Fidelity D & D Bancorp, Inc.	29,371	1,545,796
Financial Institutions, Inc.	111,196	3,584,959
First Bancorp, North Carolina	249,936	10,974,690
First Bancorp, Puerto Rico	1,478,763	21,516,002
First Bancshares, Inc. (b)	153,030	5,519,792
First Bank Hamilton New Jersey	110,270	1,615,456
First Busey Corp.	368,025	10,260,537
First Citizens Bancshares, Inc.	424	330,330
First Commonwealth Financial Corp.	683,494	11,318,661
First Community Bankshares, Inc.	116,113	3,623,887
First Financial Bancorp, Ohio	678,017	17,092,809
First Financial Bankshares, Inc.	950,577	44,667,613
First Financial Corp., Indiana	82,262	3,692,741
First Foundation, Inc.	296,527	7,754,181
First Internet Bancorp	67,438	3,389,434
First Interstate Bancsystem, Inc.	299,579	11,009,528
First Merchants Corp.	422,707	17,935,458
First Mid-Illinois Bancshares, Inc.	117,735	4,844,795
First Midwest Bancorp, Inc., Delaware	821,649	17,065,650
First of Long Island Corp.	154,345	3,381,699
Five Star Bancorp	88,093	2,730,883
Flushing Financial Corp.	212,914	5,026,900
Fulton Financial Corp.	1,146,035	20,571,328
German American Bancorp, Inc.	178,481	7,067,848
Glacier Bancorp, Inc.	807,437	41,930,203
Great Southern Bancorp, Inc.	72,428	4,297,878
Great Western Bancorp, Inc.	401,232	12,390,044
Guaranty Bancshares, Inc. Texas	56,318	2,001,542
Hancock Whitney Corp.	632,311	33,335,436
Hanmi Financial Corp.	219,302	5,894,838
HarborOne Bancorp, Inc.	352,285	5,002,447
HBT Financial, Inc.	64,568	1,201,610
Heartland Financial U.S.A., Inc.	294,831	15,340,057
Heritage Commerce Corp.	427,863	5,331,173
Heritage Financial Corp., Washington	252,441	6,124,219
Hilltop Holdings, Inc.	447,763	14,789,612
Home Bancshares, Inc.	1,111,150	26,178,694
HomeStreet, Inc.	142,798	6,961,403
HomeTrust Bancshares, Inc.	105,428	3,281,974
Hope Bancorp, Inc.	831,793	13,932,533
Horizon Bancorp, Inc. Indiana	313,442	6,685,718
Independent Bank Corp.	149,911	3,669,821
Independent Bank Corp., Massachusetts	334,239	28,193,060
Independent Bank Group, Inc.	276,069	20,959,158
International Bancshares Corp.	391,197	16,442,010
Investors Bancorp, Inc.	1,657,328	27,047,593
Lakeland Bancorp, Inc.	443,612	8,397,575
Lakeland Financial Corp.	176,774	14,129,546
Live Oak Bancshares, Inc.	232,504	13,685,185
Macatawa Bank Corp.	166,509	1,505,241
Mercantile Bank Corp.	107,340	4,129,370
Meta Financial Group, Inc.	229,404	13,640,362
Metrocity Bankshares, Inc.	134,233	3,461,869
Metropolitan Bank Holding Corp. (a)	72,435	7,243,500
Mid Penn Bancorp, Inc.	101,062	3,016,701
Midland States Bancorp, Inc.	150,935	4,357,493
MidWestOne Financial Group, Inc.	101,939	3,254,912
MVB Financial Corp.	71,768	2,872,155
National Bank Holdings Corp.	210,348	9,549,799
NBT Bancorp, Inc.	302,393	11,696,561
Nicolet Bankshares, Inc. (a)	91,800	8,545,662
Northrim Bancorp, Inc.	41,646	1,829,925
OceanFirst Financial Corp.	423,293	9,608,751
OFG Bancorp	360,334	9,970,442
Old National Bancorp, Indiana	1,197,802	21,955,711
Old Second Bancorp, Inc.	195,167	2,621,093
Origin Bancorp, Inc.	158,971	6,791,241
Orrstown Financial Services, Inc.	76,014	1,881,347
Pacific Premier Bancorp, Inc.	689,223	26,362,780
Park National Corp.	104,931	14,213,953
Peapack-Gladstone Financial Corp.	130,758	4,817,125
Peoples Bancorp, Inc.	185,627	6,153,535
Peoples Financial Services Corp.	48,493	2,460,050
Preferred Bank, Los Angeles	101,086	7,890,773
Primis Financial Corp.	166,026	2,467,146
QCR Holdings, Inc.	112,414	6,412,095
RBB Bancorp	100,788	2,720,268
Red River Bancshares, Inc.	29,406	1,528,230
Renasant Corp.	398,508	14,657,124
Republic Bancorp, Inc., Kentucky Class A	63,384	3,107,084
Republic First Bancorp, Inc. (a)(b)	314,828	1,353,760
S&T Bancorp, Inc.	278,584	8,583,173
Sandy Spring Bancorp, Inc.	327,736	15,505,190
Seacoast Banking Corp., Florida	382,907	13,976,106
ServisFirst Bancshares, Inc.	362,650	30,778,106
Sierra Bancorp	101,545	2,693,989
Silvergate Capital Corp. (a)	201,109	21,667,484
Simmons First National Corp. Class A	827,120	23,655,632
SmartFinancial, Inc.	101,175	2,712,502
South Plains Financial, Inc.	72,624	2,101,012
Southern First Bancshares, Inc. (a)	54,129	3,171,959
Southside Bancshares, Inc.	224,547	9,408,519
Southstate Corp.	510,993	43,132,919
Spirit of Texas Bancshares, Inc.	93,369	2,599,393
Stock Yards Bancorp, Inc.	175,203	10,438,595
Summit Financial Group, Inc.	81,428	2,273,470
Texas Capital Bancshares, Inc. (a)	367,501	23,042,313
The Bank of NT Butterfield & Son Ltd.	364,507	13,359,182
The First Bancorp, Inc.	72,271	2,322,790
Third Coast Bancshares, Inc.	25,458	610,483
Tompkins Financial Corp.	102,819	8,180,280
TowneBank	493,105	15,473,635
Trico Bancshares	202,446	8,800,328
TriState Capital Holdings, Inc. (a)	210,320	6,644,009
Triumph Bancorp, Inc. (a)	171,536	15,005,969
Trustmark Corp.	449,927	14,658,622
UMB Financial Corp.	318,932	31,398,855
United Bankshares, Inc., West Virginia	958,459	33,862,356
United Community Bank, Inc.	764,489	27,055,266
Univest Corp. of Pennsylvania	209,047	6,298,586
Valley National Bancorp	2,936,062	40,869,983
Veritex Holdings, Inc.	351,697	14,120,635
Washington Trust Bancorp, Inc.	122,036	6,965,815
WesBanco, Inc.	445,312	15,804,123
West Bancorp., Inc.	115,487	3,409,176
Westamerica Bancorp.	190,058	11,038,569
		1,802,286,277
Capital Markets - 1.6%
Artisan Partners Asset Management, Inc.	430,370	18,596,288
Assetmark Financial Holdings, Inc. (a)	125,836	3,018,806
Associated Capital Group, Inc.	10,499	471,405
B. Riley Financial, Inc.	147,910	9,106,819
BGC Partners, Inc. Class A	2,282,621	9,632,661
Blucora, Inc. (a)	353,069	5,726,779
BrightSphere Investment Group, Inc.	416,942	8,997,608
Cohen & Steers, Inc.	180,947	15,114,503
Cowen Group, Inc. Class A	195,969	6,208,298
Diamond Hill Investment Group, Inc.	21,256	3,969,558
Donnelley Financial Solutions, Inc. (a)	212,723	7,917,550
Federated Hermes, Inc.	674,032	22,317,200
Focus Financial Partners, Inc. Class A (a)	433,810	21,846,672
GAMCO Investors, Inc. Class A	32,015	720,658
GCM Grosvenor, Inc. Class A (b)	339,057	3,082,028
Greenhill & Co., Inc.	102,179	1,704,346
Hamilton Lane, Inc. Class A	254,608	23,031,840
Houlihan Lokey	370,926	39,422,015
Moelis & Co. Class A	447,056	25,245,252
Open Lending Corp. (a)	761,783	14,466,259
Oppenheimer Holdings, Inc. Class A (non-vtg.)	67,331	2,854,161
Piper Jaffray Companies	127,879	19,721,499
PJT Partners, Inc.	174,382	12,088,160
Pzena Investment Management, Inc.	123,133	1,248,569
Sculptor Capital Management, Inc. Class A	163,702	3,208,559
StepStone Group, Inc. Class A	295,862	10,358,129
StoneX Group, Inc. (a)	118,834	7,796,699
Value Line, Inc.	7,343	433,090
Virtus Investment Partners, Inc.	53,829	14,085,973
WisdomTree Investments, Inc.	991,701	5,563,443
		317,954,827
Consumer Finance - 0.8%
Atlanticus Holdings Corp. (a)(b)	36,511	2,348,022
CURO Group Holdings Corp.	149,249	2,138,738
Encore Capital Group, Inc. (a)(b)	210,383	13,569,704
Enova International, Inc. (a)	264,968	10,672,911
EZCORP, Inc. (non-vtg.) Class A (a)	343,009	2,047,764
FirstCash Holdings, Inc.	286,877	19,995,327
Green Dot Corp. Class A (a)	393,578	12,480,358
LendingClub Corp. (a)	725,147	13,603,758
LendingTree, Inc. (a)(b)	85,735	10,445,952
Navient Corp.	1,137,882	19,833,283
Nelnet, Inc. Class A	120,746	10,689,643
Oportun Financial Corp. (a)	156,028	2,810,064
PRA Group, Inc. (a)	310,155	14,422,208
PROG Holdings, Inc. (a)	474,433	18,887,178
Regional Management Corp.	56,443	2,865,047
World Acceptance Corp. (a)(b)	31,395	5,933,027
		162,742,984
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	65,826	4,074,629
Alerus Financial Corp.	109,079	3,090,753
Banco Latinoamericano de Comercio Exterior SA Series E	217,478	3,584,037
Cannae Holdings, Inc. (a)	620,480	18,533,738
		29,283,157
Insurance - 2.0%
AMBAC Financial Group, Inc. (a)	326,669	4,628,900
American Equity Investment Life Holding Co.	599,147	24,648,908
American National Group, Inc.	53,572	10,113,858
Amerisafe, Inc.	136,736	7,181,375
Argo Group International Holdings, Ltd.	229,465	13,029,023
Bright Health Group, Inc. (b)	189,081	525,645
BRP Group, Inc. (a)	351,882	10,739,439
Citizens, Inc. Class A (a)(b)	348,932	1,657,427
CNO Financial Group, Inc.	893,706	22,289,028
Crawford & Co. Class A	108,407	824,977
Donegal Group, Inc. Class A	102,604	1,472,367
eHealth, Inc. (a)	179,093	3,913,182
Employers Holdings, Inc.	197,722	7,730,930
Enstar Group Ltd. (a)	90,166	23,901,203
Genworth Financial, Inc. Class A (a)	3,694,155	14,407,205
Goosehead Insurance (b)	132,808	13,092,213
Greenlight Capital Re, Ltd. (a)(b)	171,623	1,242,551
HCI Group, Inc.	41,983	2,849,386
Heritage Insurance Holdings, Inc.	161,417	1,005,628
Horace Mann Educators Corp. (b)	301,528	11,461,079
Independence Holding Co.	30,559	1,740,335
Investors Title Co.	9,551	1,910,104
James River Group Holdings Ltd.	266,844	7,557,022
Kinsale Capital Group, Inc.	157,289	31,508,132
Maiden Holdings Ltd. (a)	496,139	1,384,228
MBIA, Inc. (a)(b)	349,475	4,777,323
MetroMile, Inc. (a)(b)	693,248	1,150,792
National Western Life Group, Inc.	17,688	3,782,933
NI Holdings, Inc. (a)	62,636	1,208,875
Palomar Holdings, Inc. (a)	183,228	9,665,277
ProAssurance Corp.	385,769	9,243,025
RLI Corp.	292,151	30,611,582
Safety Insurance Group, Inc.	103,490	8,520,332
Selective Insurance Group, Inc.	433,678	34,217,194
Selectquote, Inc. (a)(b)	988,294	7,303,493
Siriuspoint Ltd. (a)	659,517	5,586,109
State Auto Financial Corp.	127,884	6,611,603
Stewart Information Services Corp.	197,692	14,121,140
Tiptree, Inc.	168,563	2,088,496
Trean Insurance Group, Inc. (a)	127,705	1,030,579
Trupanion, Inc. (a)	278,593	26,535,983
United Fire Group, Inc.	150,741	3,759,481
United Insurance Holdings Corp.	131,383	530,787
Universal Insurance Holdings, Inc.	195,850	3,376,454
		394,935,603
Mortgage Real Estate Investment Trusts - 1.4%
Angel Oak Mortgage, Inc. (b)	55,321	945,436
Apollo Commercial Real Estate Finance, Inc.	1,031,788	14,083,906
Arbor Realty Trust, Inc.	1,059,766	18,556,503
Ares Commercial Real Estate Corp.	304,924	4,479,334
Armour Residential REIT, Inc.	623,933	5,852,492
Blackstone Mortgage Trust, Inc.	1,153,582	36,245,546
BrightSpire Capital, Inc.	618,204	5,804,936
Broadmark Realty Capital, Inc.	985,840	9,247,179
Chimera Investment Corp.	1,698,558	24,629,091
Dynex Capital, Inc.	266,611	4,287,105
Ellington Financial LLC	403,122	7,163,478
Franklin BSP Realty Trust, Inc.	259,361	3,493,593
Granite Point Mortgage Trust, Inc.	396,648	4,799,441
Great Ajax Corp.	157,220	2,050,149
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	564,824	23,428,900
Invesco Mortgage Capital, Inc.	2,219,264	5,947,628
KKR Real Estate Finance Trust, Inc.	266,508	5,687,281
Ladder Capital Corp. Class A	821,356	9,765,923
MFA Financial, Inc.	3,187,532	14,758,273
New York Mortgage Trust, Inc.	2,741,695	10,281,356
Orchid Island Capital, Inc.	1,044,708	4,210,173
PennyMac Mortgage Investment Trust	718,486	12,803,421
Ready Capital Corp.	449,400	6,399,456
Redwood Trust, Inc.	835,371	10,300,124
TPG RE Finance Trust, Inc.	448,682	5,662,367
Two Harbors Investment Corp.	2,442,658	14,045,284
		264,928,375
Thrifts & Mortgage Finance - 1.7%
Axos Financial, Inc. (a)	416,680	21,459,020
Blue Foundry Bancorp (b)	201,257	2,954,453
Bridgewater Bancshares, Inc. (a)	149,835	2,665,565
Capitol Federal Financial, Inc.	922,205	10,264,142
Columbia Financial, Inc. (a)	291,310	6,167,033
Enact Holdings, Inc.	110,291	2,413,167
Essent Group Ltd.	794,102	36,242,815
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	64,644	7,873,639
Finance of America Companies, Inc. (a)	98,229	366,394
Flagstar Bancorp, Inc.	380,757	17,229,254
FS Bancorp, Inc.	53,320	1,771,290
Hingham Institution for Savings	10,461	4,057,090
Home Bancorp, Inc.	52,804	2,051,435
Home Point Capital, Inc. (b)	58,230	232,338
Kearny Financial Corp. (b)	500,628	6,478,126
Luther Burbank Corp.	101,473	1,301,899
Merchants Bancorp	111,685	3,255,618
Mr. Cooper Group, Inc. (a)	451,456	18,125,958
NMI Holdings, Inc. (a)	615,304	15,222,621
Northfield Bancorp, Inc.	319,341	5,032,814
Northwest Bancshares, Inc.	880,131	12,418,648
Ocwen Financial Corp. (a)(b)	58,180	2,134,042
PCSB Financial Corp.	88,183	1,647,258
PennyMac Financial Services, Inc.	228,115	14,302,811
Pioneer Bancorp, Inc. (a)(b)	79,763	922,060
Premier Financial Corp.	272,823	8,143,767
Provident Bancorp, Inc.	111,567	2,017,131
Provident Financial Services, Inc.	551,189	13,322,238
Radian Group, Inc.	1,307,790	29,281,418
Southern Missouri Bancorp, Inc.	55,097	3,046,864
Trustco Bank Corp., New York	135,680	4,599,552
Velocity Financial, Inc. (a)	60,075	772,565
Walker & Dunlop, Inc.	212,601	28,150,498
Washington Federal, Inc.	470,325	16,470,782
Waterstone Financial, Inc.	150,241	3,067,921
WSFS Financial Corp.	471,557	24,700,156
		330,162,382
TOTAL FINANCIALS		3,302,293,605
HEALTH CARE - 16.6%
Biotechnology - 7.5%
2seventy bio, Inc. (a)	165,590	3,091,565
4D Molecular Therapeutics, Inc. (a)(b)	203,995	3,223,121
89Bio, Inc. (a)(b)	64,112	377,620
ACADIA Pharmaceuticals, Inc. (a)	875,334	19,686,262
Acumen Pharmaceuticals, Inc.	65,623	335,990
Adicet Bio, Inc. (a)	154,918	1,955,065
Adverum Biotechnologies, Inc. (a)(b)	606,494	1,000,715
Aeglea BioTherapeutics, Inc. (a)	271,348	1,166,796
Aerovate Therapeutics, Inc. (b)	68,954	815,036
Affimed NV (a)	845,679	3,450,370
Agenus, Inc. (a)	1,615,381	4,458,452
Agios Pharmaceuticals, Inc. (a)(b)	395,444	12,215,265
Akebia Therapeutics, Inc. (a)	1,305,684	2,598,311
Akero Therapeutics, Inc. (a)(b)	185,385	3,247,945
Akouos, Inc. (a)(b)	157,913	1,021,697
Alaunos Therapeutics, Inc. (a)(b)	1,328,675	1,434,969
Albireo Pharma, Inc. (a)(b)	124,537	3,548,059
Aldeyra Therapeutics, Inc. (a)(b)	239,709	879,732
Alector, Inc. (a)(b)	429,334	6,809,237
Aligos Therapeutics, Inc. (a)(b)	117,542	374,959
Alkermes PLC (a)	1,168,351	29,792,951
Allakos, Inc. (a)	2	14
Allogene Therapeutics, Inc. (a)(b)	495,501	5,673,486
Allovir, Inc. (a)(b)	195,836	1,598,022
Alpine Immune Sciences, Inc. (a)	86,761	737,469
Altimmune, Inc. (a)(b)	250,936	2,025,054
ALX Oncology Holdings, Inc. (a)	131,319	2,101,104
Amicus Therapeutics, Inc. (a)(b)	1,926,162	18,125,184
AnaptysBio, Inc. (a)(b)	140,941	4,505,884
Anavex Life Sciences Corp. (a)(b)	493,210	6,451,187
Anika Therapeutics, Inc. (a)	103,995	3,307,041
Annexon, Inc. (a)(b)	185,178	1,388,835
Apellis Pharmaceuticals, Inc. (a)	521,869	21,015,665
Applied Molecular Transport, Inc. (a)(b)	186,350	1,755,417
Applied Therapeutics, Inc. (a)	94,260	290,321
AquaBounty Technologies, Inc. (a)	355,008	628,364
Arbutus Biopharma Corp. (a)(b)	413,373	1,161,578
Arcturus Therapeutics Holdings, Inc. (a)(b)	152,503	3,984,903
Arcus Biosciences, Inc. (a)(b)	330,422	10,176,998
Arcutis Biotherapeutics, Inc. (a)	199,769	3,018,510
Ardelyx, Inc. (a)(b)	363,979	300,719
Arena Pharmaceuticals, Inc. (a)	449,279	41,324,682
Arrowhead Pharmaceuticals, Inc. (a)	739,404	39,010,955
Atara Biotherapeutics, Inc. (a)	635,727	9,764,767
Athenex, Inc. (a)	570,152	581,555
Athersys, Inc. (a)(b)	1,462,487	1,447,862
Atossa Therapeutics, Inc. (a)	873,928	1,197,281
Atreca, Inc. (a)(b)	157,099	333,050
Aura Biosciences, Inc. (b)	39,563	722,025
Avalo Therapeutics, Inc. (a)	423,637	416,393
Avid Bioservices, Inc. (a)	445,252	8,401,905
Avidity Biosciences, Inc. (a)(b)	274,173	4,556,755
Avita Medical, Inc. (a)	173,172	1,674,573
AVROBIO, Inc. (a)(b)	270,490	524,751
Beam Therapeutics, Inc. (a)(b)	377,183	26,104,835
BeyondSpring, Inc. (a)(b)	114,234	368,976
BioAtla, Inc. (a)(b)	85,033	812,915
BioCryst Pharmaceuticals, Inc. (a)(b)	1,317,659	20,357,832
Biohaven Pharmaceutical Holding Co. Ltd. (a)	405,458	53,873,204
Biomea Fusion, Inc. (a)(b)	143,801	1,029,615
BioXcel Therapeutics, Inc. (a)(b)	124,365	2,101,769
Black Diamond Therapeutics, Inc. (a)(b)	157,426	656,466
bluebird bio, Inc. (a)	483,639	3,815,912
Blueprint Medicines Corp. (a)	427,977	32,997,027
Bolt Biotherapeutics, Inc. (b)	152,924	587,228
BridgeBio Pharma, Inc. (a)(b)	767,027	7,570,556
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	187,251	509,323
C4 Therapeutics, Inc. (a)(b)	284,076	6,939,977
Cardiff Oncology, Inc. (a)(b)	269,913	912,306
CareDx, Inc. (a)	369,919	15,462,614
Caribou Biosciences, Inc. (b)	155,110	1,664,330
Catalyst Pharmaceutical Partners, Inc. (a)	722,282	4,160,344
Cel-Sci Corp. (a)(b)	273,673	1,652,985
Celcuity, Inc. (a)(b)	65,103	723,945
Celldex Therapeutics, Inc. (a)	306,587	9,507,263
Century Therapeutics, Inc.	79,170	1,031,585
Cerevel Therapeutics Holdings (a)(b)	299,027	7,786,663
ChemoCentryx, Inc. (a)	396,919	10,673,152
Chimerix, Inc. (a)	549,317	3,136,600
Chinook Therapeutics, Inc. (a)(b)	281,128	3,626,551
Chinook Therapeutics, Inc. rights (a)(c)	86,210	4,311
Clene, Inc. (a)(b)	134,275	377,313
Clovis Oncology, Inc. (a)(b)	617,709	1,260,126
Codiak Biosciences, Inc. (a)(b)	111,576	738,633
Cogent Biosciences, Inc. (a)(b)	264,490	1,999,544
Coherus BioSciences, Inc. (a)(b)	484,333	5,986,356
Cortexyme, Inc. (a)(b)	93,226	566,814
Crinetics Pharmaceuticals, Inc. (a)	335,459	6,336,821
Cue Biopharma, Inc. (a)(b)	233,606	1,726,348
Cullinan Oncology, Inc.	189,329	2,552,155
Curis, Inc. (a)	650,413	2,074,817
Cyteir Therapeutics, Inc. (b)	52,758	320,769
Cytokinetics, Inc. (a)(b)	579,070	19,219,333
CytomX Therapeutics, Inc. (a)	460,267	2,117,228
Day One Biopharmaceuticals, Inc. (a)(b)	68,352	1,008,192
Deciphera Pharmaceuticals, Inc. (a)(b)	310,080	2,613,974
Denali Therapeutics, Inc. (a)	662,714	22,678,073
DermTech, Inc. (a)(b)	189,915	2,432,811
Design Therapeutics, Inc. (a)(b)	195,141	2,466,582
Dynavax Technologies Corp. (a)(b)	797,953	10,349,450
Dyne Therapeutics, Inc. (a)	198,264	1,471,119
Eagle Pharmaceuticals, Inc. (a)	79,777	3,664,955
Editas Medicine, Inc. (a)(b)	509,564	9,702,099
Eiger Biopharmaceuticals, Inc. (a)	217,139	938,040
Eliem Therapeutics, Inc. (b)	47,062	425,440
Emergent BioSolutions, Inc. (a)	355,633	16,643,624
Enanta Pharmaceuticals, Inc. (a)	139,797	8,306,738
Entrada Therapeutics, Inc. (b)	66,966	741,314
Epizyme, Inc. (a)	572,930	704,704
Erasca, Inc. (b)	161,767	1,916,939
Evelo Biosciences, Inc. (a)(b)	203,874	960,247
Exagen, Inc. (a)	73,586	723,350
Fate Therapeutics, Inc. (a)	591,076	24,535,565
FibroGen, Inc. (a)	624,334	9,421,200
Finch Therapeutics Group, Inc. (a)	50,662	429,614
Foghorn Therapeutics, Inc. (a)(b)	138,380	2,128,284
Forma Therapeutics Holdings, Inc. (a)(b)	244,282	2,892,299
Forte Biosciences, Inc. (a)(b)	66,395	112,208
Fortress Biotech, Inc. (a)	526,438	1,100,255
Frequency Therapeutics, Inc. (a)(b)	239,713	1,287,259
G1 Therapeutics, Inc. (a)(b)	297,819	3,002,016
Gemini Therapeutics, Inc. (a)(b)	142,423	279,149
Generation Bio Co. (a)(b)	283,985	1,845,903
Geron Corp. (a)(b)	2,128,400	2,383,808
Global Blood Therapeutics, Inc. (a)	456,805	13,178,824
Gossamer Bio, Inc. (a)(b)	433,997	4,162,031
Graphite Bio, Inc. (b)	103,954	970,930
Greenwich Lifesciences, Inc. (a)	25,826	477,006
Gritstone Bio, Inc. (a)	338,275	1,846,982
Gt Biopharma, Inc. (a)(b)	127,581	399,329
Halozyme Therapeutics, Inc. (a)	1,013,929	35,092,083
Harpoon Therapeutics, Inc. (a)(b)	138,477	732,543
Heron Therapeutics, Inc. (a)(b)	665,125	5,793,239
Homology Medicines, Inc. (a)(b)	321,624	1,196,441
Hookipa Pharma, Inc. (a)(b)	137,667	206,501
Humanigen, Inc. (a)(b)	348,877	900,103
iBio, Inc. (a)(b)	1,508,125	721,789
Icosavax, Inc. (a)(b)	93,862	1,432,334
Ideaya Biosciences, Inc. (a)(b)	238,974	3,959,799
IGM Biosciences, Inc. (a)(b)	58,321	1,032,282
Imago BioSciences, Inc. (b)	57,416	1,160,952
Immuneering Corp. (b)	55,637	556,370
Immunic, Inc. (a)	119,640	1,410,556
ImmunityBio, Inc. (a)(b)	516,236	3,004,494
ImmunoGen, Inc. (a)	1,446,710	8,173,912
Immunovant, Inc. (a)(b)	306,038	2,139,206
Impel Neuropharma, Inc. (a)(b)	32,299	281,001
Infinity Pharmaceuticals, Inc. (a)	546,009	677,051
Inhibrx, Inc. (a)	204,598	5,434,123
Inovio Pharmaceuticals, Inc. (a)(b)	1,498,654	6,204,428
Inozyme Pharma, Inc. (a)(b)	96,902	647,305
Insmed, Inc. (a)(b)	866,315	19,648,024
Instil Bio, Inc. (a)(b)	399,402	4,637,057
Intellia Therapeutics, Inc. (a)(b)	506,410	47,891,194
Intercept Pharmaceuticals, Inc. (a)(b)	144,998	2,376,517
Invitae Corp. (a)(b)	1,461,989	16,432,756
Ironwood Pharmaceuticals, Inc. Class A (a)	1,074,969	11,985,904
iTeos Therapeutics, Inc. (a)	151,551	5,549,798
Iveric Bio, Inc. (a)	836,420	11,659,695
Janux Therapeutics, Inc. (b)	89,207	1,358,623
Jounce Therapeutics, Inc. (a)	234,188	1,751,726
Kalvista Pharmaceuticals, Inc. (a)	160,170	2,021,345
Karuna Therapeutics, Inc. (a)(b)	161,727	17,961,401
Karyopharm Therapeutics, Inc. (a)(b)	537,836	4,786,740
Keros Therapeutics, Inc. (a)(b)	113,974	5,284,974
Kezar Life Sciences, Inc. (a)(b)	256,200	3,376,716
Kiniksa Pharmaceuticals Ltd. (a)(b)	216,347	2,429,577
Kinnate Biopharma, Inc. (a)(b)	176,395	1,936,817
Kodiak Sciences, Inc. (a)(b)	242,934	14,260,226
Kronos Bio, Inc. (a)(b)	278,823	2,537,289
Krystal Biotech, Inc. (a)(b)	131,269	7,744,871
Kura Oncology, Inc. (a)	457,692	6,448,880
Kymera Therapeutics, Inc. (a)(b)	253,798	10,659,516
Lexicon Pharmaceuticals, Inc. (a)(b)	503,398	1,595,772
Ligand Pharmaceuticals, Inc. Class B (a)(b)	110,383	13,757,033
Lineage Cell Therapeutics, Inc. (a)(b)	833,985	1,317,696
Lyell Immunopharma, Inc. (b)	177,765	1,009,705
Macrogenics, Inc. (a)	440,282	5,437,483
Madrigal Pharmaceuticals, Inc. (a)(b)	85,413	4,918,081
Magenta Therapeutics, Inc. (a)(b)	191,368	625,773
MannKind Corp. (a)(b)	1,814,788	6,769,159
MEI Pharma, Inc. (a)(b)	739,933	1,428,071
MeiraGTx Holdings PLC (a)	218,725	3,278,688
Mersana Therapeutics, Inc. (a)(b)	514,135	2,452,424
MiMedx Group, Inc. (a)(b)	804,831	3,991,962
MiNK Therapeutics, Inc. (b)	6,646	21,865
Mirum Pharmaceuticals, Inc. (a)(b)	28,615	545,116
Molecular Templates, Inc. (a)(b)	267,560	824,085
Monte Rosa Therapeutics, Inc. (b)	88,821	1,124,474
Morphic Holding, Inc. (a)	155,987	6,618,528
Mustang Bio, Inc. (a)	521,137	614,942
Myriad Genetics, Inc. (a)	579,852	15,244,309
Neoleukin Therapeutics, Inc. (a)(b)	240,872	859,913
Neximmune, Inc. (b)	124,737	395,416
Nkarta, Inc. (a)(b)	102,336	1,014,150
Nurix Therapeutics, Inc. (a)(b)	231,125	4,303,548
Nuvalent, Inc. Class A (a)(b)	70,412	949,858
Ocugen, Inc. (a)(b)	1,402,002	4,977,107
Olema Pharmaceuticals, Inc. (a)(b)	183,478	1,179,764
Omega Therapeutics, Inc. (a)(b)	49,845	566,239
OncoCyte Corp. (a)(b)	471,208	801,054
Oncorus, Inc. (a)(b)	137,648	477,639
Oncternal Therapeutics, Inc. (a)(b)	354,024	662,025
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Opko Health, Inc. (a)(b)	2,930,290	9,171,808
Organogenesis Holdings, Inc. Class A (a)	292,622	2,250,263
ORIC Pharmaceuticals, Inc. (a)(b)	216,767	2,143,826
Outlook Therapeutics, Inc. (a)(b)	590,951	839,150
Oyster Point Pharma, Inc. (a)(b)	79,462	952,749
Passage Bio, Inc. (a)(b)	267,858	1,347,326
PMV Pharmaceuticals, Inc. (a)(b)	189,553	3,044,221
Portage Biotech, Inc. (a)(b)	35,569	308,739
Poseida Therapeutics, Inc. (a)(b)	190,017	902,581
Praxis Precision Medicines, Inc. (a)	242,075	3,597,235
Precigen, Inc. (a)(b)	695,488	1,794,359
Precision BioSciences, Inc. (a)	381,231	1,818,472
Prelude Therapeutics, Inc. (a)(b)	55,178	547,918
Prometheus Biosciences, Inc. (a)(b)	219,148	7,873,988
Protagonist Therapeutics, Inc. (a)	327,496	9,592,358
Prothena Corp. PLC (a)	263,326	8,974,150
PTC Therapeutics, Inc. (a)	507,414	20,408,191
Puma Biotechnology, Inc. (a)(b)	237,281	583,711
Pyxis Oncology, Inc. (b)	75,211	717,513
Radius Health, Inc. (a)(b)	270,610	2,051,224
Rallybio Corp. (a)(b)	51,405	625,085
RAPT Therapeutics, Inc. (a)	156,056	3,373,931
Recursion Pharmaceuticals, Inc. (a)(b)	780,441	9,240,421
REGENXBIO, Inc. (a)(b)	287,677	7,594,673
Relay Therapeutics, Inc. (a)(b)	508,214	11,246,776
Reneo Pharmaceuticals, Inc. (a)(b)	60,633	376,531
Replimune Group, Inc. (a)(b)	213,797	4,239,595
Revolution Medicines, Inc. (a)(b)	435,867	9,379,858
Rhythm Pharmaceuticals, Inc. (a)(b)	320,708	2,376,446
Rigel Pharmaceuticals, Inc. (a)(b)	1,290,383	3,303,380
Rocket Pharmaceuticals, Inc. (a)(b)	297,872	4,956,590
Rubius Therapeutics, Inc. (a)(b)	331,651	2,238,644
Sana Biotechnology, Inc. (b)	628,134	5,502,454
Sangamo Therapeutics, Inc. (a)	863,688	5,208,039
Scholar Rock Holding Corp. (a)(b)	205,776	3,664,871
Selecta Biosciences, Inc. (a)(b)	711,018	1,777,545
Sensei Biotherapeutics, Inc.	146,979	708,439
Sera Prognostics, Inc. (b)	31,568	213,084
Seres Therapeutics, Inc. (a)(b)	511,163	4,263,099
Sesen Bio, Inc. (a)	1,470,033	1,089,147
Shattuck Labs, Inc. (a)	173,816	1,201,069
Sigilon Therapeutics, Inc. (a)	118,355	230,792
Silverback Therapeutics, Inc. (a)	124,946	608,487
Solid Biosciences, Inc. (a)	367,268	448,067
Sorrento Therapeutics, Inc. (a)(b)	2,217,614	7,650,768
Spectrum Pharmaceuticals, Inc. (a)(b)	900,850	631,766
Spero Therapeutics, Inc. (a)(b)	170,430	2,023,004
Springworks Therapeutics, Inc. (a)(b)	214,237	11,928,716
Spruce Biosciences, Inc. (a)(b)	101,500	257,810
SQZ Biotechnologies Co. (a)(b)	157,209	1,260,816
Stoke Therapeutics, Inc. (a)	138,011	2,615,308
Summit Therapeutics, Inc. (a)(b)	170,073	374,161
Surface Oncology, Inc. (a)(b)	262,604	984,765
Sutro Biopharma, Inc. (a)(b)	314,763	3,361,669
Syndax Pharmaceuticals, Inc. (a)	332,662	5,435,697
Syros Pharmaceuticals, Inc. (a)	429,186	849,788
Talaris Therapeutics, Inc. (a)(b)	153,325	1,445,855
Taysha Gene Therapies, Inc. (a)(b)	157,516	1,252,252
TCR2 Therapeutics, Inc. (a)	217,317	725,839
Tenaya Therapeutics, Inc. (a)(b)	91,180	1,086,866
TG Therapeutics, Inc. (a)(b)	941,727	10,895,781
Tobira Therapeutics, Inc. rights (a)(c)	9,663	0
TONIX Pharmaceuticals Holding (a)(b)	2,382,376	578,917
Travere Therapeutics, Inc. (a)	431,231	11,858,853
Trevena, Inc. (a)(b)	1,263,009	686,445
Turning Point Therapeutics, Inc. (a)	334,972	12,471,008
Twist Bioscience Corp. (a)	345,047	20,502,693
Tyra Biosciences, Inc. (b)	88,893	1,165,387
UroGen Pharma Ltd. (a)(b)	143,669	1,109,125
Vanda Pharmaceuticals, Inc. (a)	404,230	6,128,127
Vaxart, Inc. (a)(b)	909,882	4,503,916
Vaxcyte, Inc. (a)(b)	297,211	5,658,897
VBI Vaccines, Inc. (a)	1,401,251	2,382,127
Vera Therapeutics, Inc. (a)	71,472	1,424,437
Veracyte, Inc. (a)(b)	492,784	14,985,561
Verastem, Inc. (a)	1,155,582	1,768,040
Vericel Corp. (a)	343,218	12,211,696
Verve Therapeutics, Inc.	117,973	3,399,982
Viking Therapeutics, Inc. (a)(b)	500,020	1,855,074
Vincerx Pharma, Inc. (a)	119,375	858,306
Vir Biotechnology, Inc. (a)	442,311	15,184,537
Viracta Therapeutics, Inc. (a)(b)	253,507	679,399
VistaGen Therapeutics, Inc. (a)(b)	1,428,431	2,328,343
Vor Biopharma, Inc. (a)(b)	128,762	1,062,287
Werewolf Therapeutics, Inc. (a)(b)	144,031	1,312,122
Xbiotech, Inc.	123,834	1,333,692
Xencor, Inc. (a)	412,561	14,179,722
Xilio Therapeutics, Inc.	52,761	718,077
XOMA Corp. (a)(b)	42,842	887,686
Y-mAbs Therapeutics, Inc. (a)	255,731	2,529,180
Zentalis Pharmaceuticals, Inc. (a)(b)	265,285	15,142,468
		1,466,963,087
Health Care Equipment & Supplies - 3.1%
Accelerate Diagnostics, Inc. (a)(b)	236,709	788,241
Accuray, Inc. (a)(b)	667,344	2,435,806
Acutus Medical, Inc. (a)(b)	120,135	272,706
Alphatec Holdings, Inc. (a)(b)	523,160	5,409,474
Angiodynamics, Inc. (a)	274,147	5,929,800
Apyx Medical Corp. (a)	220,693	2,537,970
Artivion, Inc. (a)(b)	266,244	4,739,143
Asensus Surgical, Inc. (a)(b)	1,506,358	1,335,838
Aspira Women's Health, Inc. (a)(b)	477,979	578,355
Atricure, Inc. (a)	327,173	21,475,636
Atrion Corp.	10,037	6,076,500
Avanos Medical, Inc. (a)	347,497	10,515,259
AxoGen, Inc. (a)	281,659	2,453,250
Axonics Modulation Technologies, Inc. (a)	337,313	15,998,756
BioLife Solutions, Inc. (a)	79,717	2,378,755
Bioventus, Inc. (b)	207,961	2,709,732
Butterfly Network, Inc. Class A (a)(b)	936,123	5,429,513
Cardiovascular Systems, Inc. (a)	291,299	5,118,123
Cerus Corp. (a)(b)	1,247,956	6,689,044
ClearPoint Neuro, Inc. (a)(b)	146,602	1,294,496
CONMED Corp. (b)	211,257	29,064,738
CryoPort, Inc. (a)(b)	299,867	12,525,445
Cue Health, Inc. (b)	112,210	985,204
Cutera, Inc. (a)(b)	129,731	4,723,506
CVRx, Inc. (b)	53,332	442,656
CytoSorbents Corp. (a)	283,882	1,056,041
DarioHealth Corp. (a)(b)	93,710	821,837
Eargo, Inc. (a)(b)	271,600	1,306,396
Glaukos Corp. (a)	332,769	17,716,622
Haemonetics Corp. (a)	368,235	17,804,162
Heska Corp. (a)(b)	71,627	9,854,443
Inari Medical, Inc. (a)	253,469	18,645,180
Inogen, Inc. (a)	143,799	4,275,144
Integer Holdings Corp. (a)	238,544	18,704,235
Intersect ENT, Inc. (a)	238,497	6,534,818
Invacare Corp. (a)	189,577	426,548
IRadimed Corp. (a)	46,091	1,835,344
iRhythm Technologies, Inc. (a)(b)	215,084	26,848,936
Lantheus Holdings, Inc. (a)	487,525	12,388,010
Lantheus Holdings, Inc. rights (a)(c)	524,619	5
LeMaitre Vascular, Inc. (b)	138,588	5,863,658
LivaNova PLC (a)	387,387	29,096,638
Lucid Diagnostics, Inc. (b)	37,715	121,442
Meridian Bioscience, Inc. (a)	312,037	6,505,971
Merit Medical Systems, Inc. (a)	374,892	20,787,761
Mesa Laboratories, Inc.	35,704	10,151,718
Natus Medical, Inc. (a)	245,045	5,645,837
Neogen Corp. (a)	779,652	28,433,908
Neuronetics, Inc. (a)(b)	167,507	599,675
NeuroPace, Inc. (a)(b)	48,449	390,499
Nevro Corp. (a)	250,541	16,460,544
NuVasive, Inc. (a)	375,751	19,542,810
OraSure Technologies, Inc. (a)(b)	521,723	4,617,249
Ortho Clinical Diagnostics Holdings PLC	877,524	15,233,817
Orthofix International NV (a)	136,065	4,136,376
OrthoPediatrics Corp. (a)(b)	101,649	4,806,981
Outset Medical, Inc. (a)(b)	345,623	12,853,719
Paragon 28, Inc. (b)	66,342	998,447
PAVmed, Inc. (a)(b)	422,970	727,508
PROCEPT BioRobotics Corp.	53,267	987,570
Pulmonx Corp. (a)(b)	190,142	4,629,958
Pulse Biosciences, Inc. (a)(b)	101,311	1,231,942
Quotient Ltd. (a)	521,981	845,609
Retractable Technologies, Inc. (a)(b)	124,791	681,359
RxSight, Inc. (b)	60,422	621,742
Seaspine Holdings Corp. (a)(b)	233,405	2,796,192
Senseonics Holdings, Inc. (a)(b)	3,192,682	8,556,388
Shockwave Medical, Inc. (a)	246,761	35,772,942
SI-BONE, Inc. (a)(b)	239,686	4,721,814
Sientra, Inc. (a)(b)	438,959	1,233,475
Sight Sciences, Inc.	82,324	1,204,400
Silk Road Medical, Inc. (a)(b)	251,815	8,262,050
Staar Surgical Co. (a)	346,666	25,209,552
Stereotaxis, Inc. (a)	338,186	1,863,405
SurModics, Inc. (a)	97,219	4,440,964
Tactile Systems Technology, Inc. (a)	141,731	2,235,098
Talis Biomedical Corp.	102,232	301,584
TransMedics Group, Inc. (a)(b)	185,411	2,942,473
Treace Medical Concepts, Inc. (a)	219,679	3,984,977
Utah Medical Products, Inc.	23,811	2,239,901
Vapotherm, Inc. (a)(b)	162,807	2,632,589
Varex Imaging Corp. (a)	277,642	7,246,456
ViewRay, Inc. (a)	1,023,464	4,452,068
Zynex, Inc.	165,447	1,310,340
		607,505,073
Health Care Providers & Services - 2.7%
1Life Healthcare, Inc. (a)	846,254	9,444,195
Accolade, Inc. (a)	372,166	7,108,371
AdaptHealth Corp. (a)(b)	525,022	9,922,916
Addus HomeCare Corp. (a)	113,140	9,031,966
Agiliti, Inc. (a)(b)	171,003	3,271,287
AirSculpt Technologies, Inc. (a)(b)	48,097	707,507
Alignment Healthcare, Inc. (a)	585,882	4,452,703
AMN Healthcare Services, Inc. (a)	342,720	34,731,245
Apollo Medical Holdings, Inc. (a)(b)	273,695	14,089,819
Apria, Inc.	143,598	5,372,001
Aveanna Healthcare Holdings, Inc. (a)(b)	292,037	1,603,283
Biodesix, Inc. (a)(b)	95,328	380,359
Brookdale Senior Living, Inc. (a)	1,342,451	7,101,566
Castle Biosciences, Inc. (a)(b)	159,311	6,890,201
Community Health Systems, Inc. (a)	908,024	11,522,825
Corvel Corp. (a)	63,956	11,263,931
Covetrus, Inc. (a)	758,271	13,701,957
Cross Country Healthcare, Inc. (a)	262,619	5,648,935
Fulgent Genetics, Inc. (a)(b)	153,864	9,827,294
Hanger, Inc. (a)	272,045	4,932,176
HealthEquity, Inc. (a)	593,279	31,704,830
InfuSystems Holdings, Inc. (a)	131,613	1,987,356
Innovage Holding Corp. (a)(b)	50,584	264,048
LHC Group, Inc. (a)	223,123	27,689,564
LifeStance Health Group, Inc. (b)	339,846	2,593,025
MEDNAX, Inc. (a)	549,153	13,426,791
Modivcare, Inc. (a)	90,904	10,538,501
National Healthcare Corp.	89,503	5,853,496
National Research Corp. Class A	101,231	4,211,210
Ontrak, Inc. (a)(b)	48,421	167,537
Option Care Health, Inc. (a)	1,161,286	27,139,254
Owens & Minor, Inc.	528,082	22,226,971
Patterson Companies, Inc.	622,575	17,861,677
Pennant Group, Inc. (a)	181,912	3,023,377
PetIQ, Inc. Class A (a)(b)	196,280	4,011,963
Privia Health Group, Inc. (a)(b)	89,659	1,907,944
Progyny, Inc. (a)	475,344	19,251,432
R1 RCM, Inc. (a)	870,884	20,709,622
RadNet, Inc. (a)	329,784	8,491,938
Select Medical Holdings Corp.	800,814	18,602,909
Sharps Compliance Corp. (a)(b)	132,160	892,080
SOC Telemed, Inc. Class A (a)(b)	435,715	313,366
Surgery Partners, Inc. (a)	248,746	10,613,992
Tenet Healthcare Corp. (a)	771,548	57,187,138
The Ensign Group, Inc.	381,799	28,799,099
The Joint Corp. (a)	102,863	5,558,717
Tivity Health, Inc. (a)	315,761	8,032,960
Triple-S Management Corp. (a)	164,034	5,903,584
U.S. Physical Therapy, Inc.	94,114	9,107,412
Viemed Healthcare, Inc. (a)	260,997	1,208,416
		540,284,746
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	884,021	17,874,905
American Well Corp. (a)	1,368,960	6,475,181
Castlight Health, Inc. Class B (a)	927,272	1,891,635
Computer Programs & Systems, Inc. (a)	101,926	2,886,544
Convey Health Solutions Holdin	97,772	761,644
Evolent Health, Inc. (a)	581,804	13,794,573
Forian, Inc. (a)(b)	129,490	1,068,293
Health Catalyst, Inc. (a)(b)	380,566	11,359,895
HealthStream, Inc. (a)	178,613	4,349,227
iCAD, Inc. (a)	143,045	799,622
Inspire Medical Systems, Inc. (a)	196,230	43,423,737
MultiPlan Corp. Class A (a)(b)	2,761,645	11,129,429
NantHealth, Inc. (a)(b)	173,519	138,399
Nextgen Healthcare, Inc. (a)	416,939	8,051,092
Omnicell, Inc. (a)	318,123	47,762,987
OptimizeRx Corp. (a)(b)	129,515	5,819,109
Phreesia, Inc. (a)	361,754	11,283,107
Schrodinger, Inc. (a)(b)	331,163	9,388,471
Simulations Plus, Inc.	111,847	4,755,734
Tabula Rasa HealthCare, Inc. (a)(b)	165,718	1,788,097
Vocera Communications, Inc. (a)	251,650	19,882,867
		224,684,548
Life Sciences Tools & Services - 0.7%
Absci Corp. (b)	124,459	837,609
Akoya Biosciences, Inc. (a)(b)	98,777	1,122,107
Alpha Teknova, Inc. (b)	46,533	734,291
Berkeley Lights, Inc. (a)(b)	351,258	3,410,715
BioNano Genomics, Inc. (a)(b)	2,130,526	4,729,768
ChromaDex, Inc. (a)(b)	325,094	913,514
Codex DNA, Inc. (b)	70,656	553,943
Codexis, Inc. (a)(b)	441,559	9,051,960
Cytek Biosciences, Inc. (b)	117,252	1,707,189
Fluidigm Corp. (a)(b)	555,708	1,817,165
Harvard Bioscience, Inc. (a)(b)	295,529	1,719,979
Inotiv, Inc. (a)(b)	108,416	3,468,228
IsoPlexis Corp. (b)	63,117	388,801
MaxCyte, Inc. (b)	702,625	4,538,958
Medpace Holdings, Inc. (a)	211,880	37,600,225
Nanostring Technologies, Inc. (a)(b)	331,703	11,516,728
NeoGenomics, Inc. (a)	825,207	18,600,166
Pacific Biosciences of California, Inc. (a)(b)	1,418,127	15,854,660
Personalis, Inc. (a)(b)	275,976	3,143,367
Quanterix Corp. (a)	229,303	6,979,983
Rapid Micro Biosystems, Inc. (b)	61,348	437,411
Seer, Inc. (a)(b)	306,962	4,828,512
Singular Genomics Systems, Inc. (a)	73,619	570,547
		134,525,826
Pharmaceuticals - 1.5%
9 Meters Biopharma, Inc. (a)(b)	1,586,348	1,210,701
Aclaris Therapeutics, Inc. (a)	374,293	4,087,280
Aerie Pharmaceuticals, Inc. (a)(b)	306,844	2,258,372
Amneal Pharmaceuticals, Inc. (a)	729,120	3,230,002
Amphastar Pharmaceuticals, Inc. (a)(b)	268,346	6,196,109
Ampio Pharmaceuticals, Inc. (a)(b)	1,389,279	719,091
Angion Biomedica Corp. (b)	147,098	397,165
ANI Pharmaceuticals, Inc. (a)(b)	80,363	3,248,272
Antares Pharma, Inc. (a)	1,221,286	4,115,734
Arvinas Holding Co. LLC (a)	343,884	24,584,267
AstraZeneca PLC rights (a)(c)	1,000	0
Atea Pharmaceuticals, Inc. (a)	408,626	2,917,590
Athira Pharma, Inc. (a)(b)	232,721	2,397,026
Axsome Therapeutics, Inc. (a)(b)	205,695	5,644,271
Biodelivery Sciences International, Inc. (a)	685,303	2,508,209
Cara Therapeutics, Inc. (a)	327,897	3,797,047
Cassava Sciences, Inc. (a)(b)	283,686	12,553,106
Citius Pharmaceuticals, Inc. (a)(b)	747,335	1,128,476
Collegium Pharmaceutical, Inc. (a)(b)	252,246	4,502,591
Corcept Therapeutics, Inc. (a)(b)	699,117	13,122,426
CorMedix, Inc. (a)(b)	260,285	1,101,006
CymaBay Therapeutics, Inc. (a)	451,668	1,345,971
DICE Therapeutics, Inc. (b)	99,193	1,689,257
Durect Corp. (a)	1,626,964	1,231,449
Edgewise Therapeutics, Inc. (a)	286,928	3,902,221
Endo International PLC (a)	1,667,817	5,320,336
Esperion Therapeutics, Inc. (a)(b)	115,767	496,640
Evolus, Inc. (a)(b)	244,082	1,811,088
Eyepoint Pharmaceuticals, Inc. (a)(b)	157,874	1,479,279
Fulcrum Therapeutics, Inc. (a)	203,624	2,476,068
Harmony Biosciences Holdings, Inc. (a)(b)	172,140	6,172,940
Ikena Oncology, Inc. (a)(b)	187,190	1,821,359
Innoviva, Inc. (a)	306,984	4,920,954
Intra-Cellular Therapies, Inc. (a)(b)	578,643	27,479,756
Kala Pharmaceuticals, Inc. (a)(b)	320,917	283,915
Kaleido Biosciences, Inc. (a)(b)	117,247	206,355
KemPharm, Inc. (a)(b)	221,161	1,594,571
Landos Biopharma, Inc.	34,798	119,357
Marinus Pharmaceuticals, Inc. (a)(b)	270,962	2,763,812
Mind Medicine (MindMed), Inc. (a)(b)	2,578,493	2,887,912
NGM Biopharmaceuticals, Inc. (a)(b)	225,980	3,572,744
Nuvation Bio, Inc. (a)(b)	1,158,927	7,069,455
Ocular Therapeutix, Inc. (a)	570,715	3,230,247
Omeros Corp. (a)(b)	444,830	2,668,980
Oramed Pharmaceuticals, Inc. (a)(b)	228,294	2,045,514
Pacira Biosciences, Inc. (a)	323,311	20,294,231
Paratek Pharmaceuticals, Inc. (a)(b)	363,344	1,471,543
Phathom Pharmaceuticals, Inc. (a)(b)	135,736	2,280,365
Phibro Animal Health Corp. Class A	145,578	2,809,655
Pliant Therapeutics, Inc. (a)	172,260	2,020,610
Prestige Brands Holdings, Inc. (a)	361,552	20,409,610
Provention Bio, Inc. (a)(b)	364,342	1,952,873
Rain Therapeutics, Inc. (a)(b)	108,477	930,733
Reata Pharmaceuticals, Inc. (a)	203,009	5,708,613
Relmada Therapeutics, Inc. (a)(b)	102,794	1,890,382
Revance Therapeutics, Inc. (a)	518,360	6,909,739
Seelos Therapeutics, Inc. (a)	595,980	679,417
SIGA Technologies, Inc. (a)	334,792	2,179,496
Supernus Pharmaceuticals, Inc. (a)(b)	355,252	10,959,524
Tarsus Pharmaceuticals, Inc. (a)(b)	57,577	1,155,570
Terns Pharmaceuticals, Inc. (b)	93,788	588,051
TherapeuticsMD, Inc. (a)	2,665,693	809,038
Theravance Biopharma, Inc. (a)	442,110	4,027,622
Theseus Pharmaceuticals, Inc. (b)	84,190	777,074
Ventyx Biosciences, Inc. (b)	75,632	1,229,776
Verrica Pharmaceuticals, Inc. (a)(b)	89,468	732,743
WAVE Life Sciences (a)	331,695	726,412
Zogenix, Inc. (a)	415,381	10,804,060
		287,656,058
TOTAL HEALTH CARE		3,261,619,338
INDUSTRIALS - 15.0%
Aerospace & Defense - 0.7%
AAR Corp. (a)	248,668	10,013,860
Aerojet Rocketdyne Holdings, Inc. (b)	538,771	20,791,173
AeroVironment, Inc. (a)	162,513	9,250,240
AerSale Corp. (a)	66,857	951,375
Astronics Corp. (a)	178,029	2,141,689
Byrna Technologies, Inc. (a)(b)	122,872	1,340,534
Cadre Holding, Inc.	46,045	1,005,162
Ducommun, Inc. (a)	80,697	3,530,494
Kaman Corp.	199,037	7,955,509
Kratos Defense & Security Solutions, Inc. (a)	902,218	15,121,174
Maxar Technologies, Inc. (b)	532,315	13,845,513
Moog, Inc. Class A	211,344	16,112,867
National Presto Industries, Inc.	36,484	3,000,809
PAE, Inc. (a)	495,243	4,957,382
Park Aerospace Corp. (b)	126,019	1,705,037
Parsons Corp. (a)	189,017	5,755,568
Triumph Group, Inc. (a)	461,580	8,409,988
Vectrus, Inc. (a)	82,511	3,796,331
		129,684,705
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	430,959	11,571,249
Atlas Air Worldwide Holdings, Inc. (a)	208,112	16,717,637
Forward Air Corp.	195,714	20,804,398
Hub Group, Inc. Class A (a)	240,223	18,189,686
Radiant Logistics, Inc. (a)	279,418	1,735,186
		69,018,156
Airlines - 0.3%
Allegiant Travel Co. (a)	111,595	19,937,563
Frontier Group Holdings, Inc. (a)(b)	251,362	3,287,815
Hawaiian Holdings, Inc. (a)	366,688	6,270,365
Mesa Air Group, Inc. (a)	208,086	1,040,430
SkyWest, Inc. (a)	360,513	13,753,571
Spirit Airlines, Inc. (a)	704,832	15,132,743
Sun Country Airlines Holdings, Inc. (a)(b)	238,279	6,333,456
		65,755,943
Building Products - 1.3%
AAON, Inc.	301,678	19,382,812
American Woodmark Corp. (a)	120,740	7,235,948
Apogee Enterprises, Inc.	180,147	8,043,564
Caesarstone Sdot-Yam Ltd.	151,912	1,873,075
Cornerstone Building Brands, Inc. (a)	396,717	5,851,576
CSW Industrials, Inc.	107,129	11,891,319
Gibraltar Industries, Inc. (a)	239,905	13,146,794
Griffon Corp.	339,842	7,609,062
Insteel Industries, Inc.	137,026	5,183,694
Jeld-Wen Holding, Inc. (a)	667,102	15,743,607
Masonite International Corp. (a)	173,850	17,252,874
PGT Innovations, Inc. (a)	424,294	8,057,343
Quanex Building Products Corp.	243,592	5,307,870
Resideo Technologies, Inc. (a)	1,051,753	26,062,439
Simpson Manufacturing Co. Ltd.	315,895	35,629,797
UFP Industries, Inc.	438,775	35,040,572
View, Inc. Class A (a)(b)	913,938	2,403,657
Zurn Water Solutions Corp.	875,796	26,746,810
		252,462,813
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	491,174	20,477,044
ACCO Brands Corp.	677,891	5,518,033
Aris Water Solution, Inc. Class A	143,995	1,666,022
Brady Corp. Class A	343,469	17,832,910
BrightView Holdings, Inc. (a)	290,561	3,855,744
Casella Waste Systems, Inc. Class A (a)	357,593	27,169,916
CECO Environmental Corp. (a)	227,410	1,434,957
Cimpress PLC (a)	128,394	8,630,645
CompX International, Inc. Class A	9,445	213,174
CoreCivic, Inc. (a)	864,647	8,741,581
Deluxe Corp.	308,134	9,274,833
Ennis, Inc.	177,039	3,351,348
Harsco Corp. (a)	572,738	8,991,987
Healthcare Services Group, Inc.	547,039	9,950,639
Heritage-Crystal Clean, Inc. (a)	116,041	3,319,933
HNI Corp.	317,967	13,335,536
Interface, Inc. (b)	430,000	5,701,800
KAR Auction Services, Inc. (a)	878,609	12,493,820
Kimball International, Inc. Class B	252,166	2,476,270
Matthews International Corp. Class A	225,711	7,926,970
Millerknoll, Inc.	544,714	21,036,855
Montrose Environmental Group, Inc. (a)	192,201	8,797,040
NL Industries, Inc.	56,469	367,049
Pitney Bowes, Inc.	1,287,314	7,929,854
R.R. Donnelley & Sons Co. (a)	510,116	5,621,478
SP Plus Corp. (a)	165,368	4,660,070
Steelcase, Inc. Class A	634,290	7,827,139
Team, Inc. (a)	148,871	106,130
Tetra Tech, Inc.	392,362	54,612,867
The Brink's Co.	349,952	24,419,651
U.S. Ecology, Inc. (a)	232,089	6,633,104
UniFirst Corp.	109,204	20,758,588
Viad Corp. (a)	147,986	5,574,633
VSE Corp.	76,916	3,967,327
		344,674,947
Construction & Engineering - 1.6%
Ameresco, Inc. Class A (a)(b)	225,789	11,427,181
API Group Corp. (a)	1,468,080	32,738,184
Arcosa, Inc.	353,899	16,512,927
Argan, Inc.	105,701	3,926,792
Comfort Systems U.S.A., Inc.	259,848	23,329,153
Concrete Pumping Holdings, Inc. (a)	185,089	1,519,581
Construction Partners, Inc. Class A (a)	213,339	5,598,015
Dycom Industries, Inc. (a)	214,130	18,049,018
EMCOR Group, Inc.	388,671	46,333,470
Fluor Corp. (a)	1,034,010	21,755,570
Granite Construction, Inc.	333,819	12,010,808
Great Lakes Dredge & Dock Corp. (a)	474,662	6,498,123
IES Holdings, Inc. (a)	63,964	3,153,425
Infrastructure and Energy Alternatives, Inc. (a)(b)	211,779	1,910,247
INNOVATE Corp. (a)(b)	326,215	1,282,025
Matrix Service Co. (a)	181,800	1,319,868
MYR Group, Inc. (a)	120,645	11,344,249
Northwest Pipe Co. (a)(b)	68,721	1,949,615
NV5 Global, Inc. (a)(b)	95,429	9,980,919
Primoris Services Corp.	391,441	10,067,863
Sterling Construction Co., Inc. (a)	207,311	5,267,773
Tutor Perini Corp. (a)	296,995	3,534,241
Willscot Mobile Mini Holdings (a)	1,540,672	57,066,491
		306,575,538
Electrical Equipment - 1.0%
Advent Technologies Holdings, Inc. Class A (a)(b)	97,613	413,879
Allied Motion Technologies, Inc. (b)	85,190	3,054,062
American Superconductor Corp. (a)(b)	210,096	1,722,787
Array Technologies, Inc. (a)	943,009	9,939,315
Atkore, Inc. (a)	335,891	36,202,332
AZZ, Inc.	178,352	8,485,988
Babcock & Wilcox Enterprises, Inc. (a)	407,591	2,893,896
Beam Global (a)(b)	77,170	1,017,101
Blink Charging Co. (a)(b)	275,505	5,760,810
Bloom Energy Corp. Class A (a)(b)	1,044,501	15,751,075
Encore Wire Corp.	143,181	16,135,067
EnerSys	312,585	23,421,994
Eos Energy Enterprises, Inc. (a)(b)	317,636	1,315,013
FTC Solar, Inc. (a)(b)	149,601	631,316
FuelCell Energy, Inc. (a)(b)	2,752,598	11,671,016
GrafTech International Ltd.	1,458,623	15,286,369
Powell Industries, Inc.	63,396	1,893,005
Preformed Line Products Co.	20,478	1,241,786
Romeo Power, Inc. (a)(b)	942,256	2,223,724
Stem, Inc. (a)(b)	687,568	8,443,335
Thermon Group Holdings, Inc. (a)	231,853	3,976,279
TPI Composites, Inc. (a)(b)	212,818	2,568,713
Vicor Corp. (a)	156,044	14,719,631
		188,768,493
Machinery - 3.6%
AgEagle Aerial Systems, Inc. (a)(b)	403,318	483,982
Alamo Group, Inc.	72,921	10,270,923
Albany International Corp. Class A	223,368	18,698,135
Altra Industrial Motion Corp.	474,318	22,900,073
Astec Industries, Inc.	166,103	10,512,659
Barnes Group, Inc.	341,712	15,435,131
Blue Bird Corp. (a)	104,763	1,624,874
Chart Industries, Inc. (a)	266,730	32,506,385
CIRCOR International, Inc. (a)	137,540	3,819,486
Columbus McKinnon Corp. (NY Shares)	201,886	8,737,626
Commercial Vehicle Group, Inc. (a)	230,314	1,782,630
Desktop Metal, Inc. (a)(b)	1,371,328	5,608,732
Douglas Dynamics, Inc.	162,175	5,924,253
Energy Recovery, Inc. (a)	306,402	5,999,351
Enerpac Tool Group Corp. Class A	438,961	7,835,454
EnPro Industries, Inc.	147,645	15,505,678
ESCO Technologies, Inc.	184,625	14,729,383
Evoqua Water Technologies Corp. (a)	840,885	34,055,843
Federal Signal Corp.	438,200	17,098,564
Franklin Electric Co., Inc.	336,462	29,204,902
Gorman-Rupp Co.	161,208	6,466,053
Helios Technologies, Inc.	235,284	18,029,813
Hillenbrand, Inc.	529,816	24,625,848
Hydrofarm Holdings Group, Inc. (a)(b)	284,463	5,578,319
Hyliion Holdings Corp. Class A (a)(b)	853,381	3,797,545
Hyster-Yale Materials Handling Class A	71,910	3,228,040
Ideanomics, Inc. (a)(b)	3,143,441	3,363,482
John Bean Technologies Corp.	227,884	30,764,340
Kadant, Inc.	83,593	17,469,265
Kennametal, Inc.	607,329	20,995,364
Lindsay Corp.	79,936	10,091,920
Luxfer Holdings PLC sponsored	189,820	3,242,126
Manitowoc Co., Inc. (a)	254,271	4,640,446
Mayville Engineering Co., Inc. (a)	57,990	665,145
Meritor, Inc. (a)	495,003	11,409,819
Miller Industries, Inc.	73,026	2,298,128
Mueller Industries, Inc.	409,726	21,166,445
Mueller Water Products, Inc. Class A	1,143,579	14,694,990
Nikola Corp. (a)(b)	1,675,853	13,457,100
NN, Inc. (a)	294,594	1,122,403
Omega Flex, Inc. (b)	22,015	3,125,249
Park-Ohio Holdings Corp.	54,366	1,100,368
Proto Labs, Inc. (a)	201,905	10,131,593
RBC Bearings, Inc. (a)	203,644	36,751,633
REV Group, Inc. (b)	206,251	2,769,951
SPX Corp. (a)	318,622	16,625,696
SPX Flow, Inc.	300,434	25,897,411
Standex International Corp.	85,976	8,541,716
Tennant Co.	133,087	10,270,324
Terex Corp.	500,607	20,885,324
The Greenbrier Companies, Inc.	230,247	9,292,769
The Shyft Group, Inc.	253,315	10,624,031
Titan International, Inc. (a)	382,366	3,728,069
Trinity Industries, Inc. (b)	555,641	15,963,566
Wabash National Corp.	358,355	7,030,925
Watts Water Technologies, Inc. Class A (b)	200,460	30,712,477
Welbilt, Inc. (a)	943,490	22,407,888
		715,699,645
Marine - 0.2%
Costamare, Inc.	386,520	5,078,873
Eagle Bulk Shipping, Inc.	65,798	2,949,066
Genco Shipping & Trading Ltd.	232,212	3,613,219
Matson, Inc.	301,871	29,480,722
Safe Bulkers, Inc. (a)	392,754	1,370,711
		42,492,591
Professional Services - 1.7%
Acacia Research Corp. (a)	343,347	1,545,062
ASGN, Inc. (a)	370,568	42,567,146
Atlas Technical Consultants, Inc. (a)(b)	90,510	878,852
Barrett Business Services, Inc.	53,682	3,435,648
CBIZ, Inc. (a)	354,730	13,703,220
CRA International, Inc.	52,444	4,460,887
Exponent, Inc.	377,856	35,888,763
First Advantage Corp.	401,113	6,786,832
Forrester Research, Inc. (a)	81,246	4,470,155
Franklin Covey Co. (a)	92,386	4,324,589
Heidrick & Struggles International, Inc.	140,827	6,163,998
Hirequest, Inc. (b)	34,242	633,477
HireRight Holdings Corp. (b)	163,408	2,222,349
Huron Consulting Group, Inc. (a)	159,923	7,055,803
ICF International, Inc.	134,016	12,649,770
Insperity, Inc.	262,680	28,245,980
KBR, Inc.	1,028,262	44,626,571
Kelly Services, Inc. Class A (non-vtg.)	250,482	4,278,233
Kforce, Inc.	145,411	9,985,373
Korn Ferry	392,351	26,044,259
ManTech International Corp. Class A	198,758	14,358,278
MISTRAS Group, Inc. (a)	130,876	879,487
Resources Connection, Inc.	228,404	3,981,082
Sterling Check Corp. (b)	121,252	2,426,253
TriNet Group, Inc. (a)	294,624	25,101,965
TrueBlue, Inc. (a)	252,826	6,725,172
Upwork, Inc. (a)	858,570	23,353,104
Willdan Group, Inc. (a)(b)	80,828	2,542,849
		339,335,157
Road & Rail - 0.9%
ArcBest Corp.	183,910	16,265,000
Avis Budget Group, Inc. (a)(b)	300,218	52,892,407
Covenant Transport Group, Inc. Class A	88,726	1,927,129
Daseke, Inc. (a)	296,453	3,314,345
Heartland Express, Inc.	336,620	5,035,835
HyreCar, Inc. (a)	122,334	415,936
Marten Transport Ltd.	433,690	7,238,286
P.A.M. Transportation Services, Inc.	25,890	1,807,899
Saia, Inc. (a)	193,375	54,972,645
U.S. Xpress Enterprises, Inc. (a)(b)	196,651	886,896
Universal Logistics Holdings, Inc.	57,476	978,816
Werner Enterprises, Inc.	446,650	19,916,124
Yellow Corp. (a)	374,048	3,905,061
		169,556,379
Trading Companies & Distributors - 1.6%
Alta Equipment Group, Inc. (a)	135,575	1,847,887
Applied Industrial Technologies, Inc.	279,398	27,375,416
Beacon Roofing Supply, Inc. (a)	409,868	22,489,457
BlueLinx Corp. (a)	67,363	4,825,885
Boise Cascade Co.	288,470	20,256,363
Custom Truck One Source, Inc. Class A (a)(b)	326,865	2,686,830
DXP Enterprises, Inc. (a)	124,539	3,555,588
EVI Industries, Inc. (a)	39,649	876,639
GATX Corp.	255,042	26,639,137
Global Industrial Co.	94,058	3,288,268
GMS, Inc. (a)	313,213	16,030,241
H&E Equipment Services, Inc.	235,789	9,815,896
Herc Holdings, Inc.	181,691	29,152,321
Karat Packaging, Inc. (a)	33,260	549,788
Lawson Products, Inc. (a)	33,962	1,652,591
McGrath RentCorp.	175,463	13,372,035
MRC Global, Inc. (a)	587,785	4,355,487
NOW, Inc. (a)	802,187	7,131,442
Rush Enterprises, Inc.:
Class A	349,785	18,475,644
Class B	201	10,199
Textainer Group Holdings Ltd.	344,385	12,666,480
Titan Machinery, Inc. (a)	144,512	4,450,970
Transcat, Inc. (a)	51,715	4,908,271
Triton International Ltd.	485,081	29,308,594
Veritiv Corp. (a)	104,167	9,695,864
WESCO International, Inc. (a)	326,413	39,786,481
Willis Lease Finance Corp. (a)	17,534	627,191
		315,830,965
TOTAL INDUSTRIALS		2,939,855,332
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 0.7%
ADTRAN, Inc.	352,511	6,771,736
Aviat Networks, Inc. (a)	81,781	2,373,285
CalAmp Corp. (a)	252,697	1,501,020
Calix, Inc. (a)	402,848	20,255,197
Cambium Networks Corp. (a)	83,279	2,013,686
Casa Systems, Inc. (a)	203,057	899,543
Clearfield, Inc. (a)	83,773	5,400,845
Comtech Telecommunications Corp.	183,814	3,736,939
Digi International, Inc. (a)	250,983	5,606,960
DZS, Inc. (a)	124,902	1,828,565
EMCORE Corp. (a)	280,850	1,631,739
Extreme Networks, Inc. (a)	927,107	11,764,988
Harmonic, Inc. (a)(b)	664,148	7,146,232
Infinera Corp. (a)(b)	1,334,892	11,239,791
Inseego Corp. (a)(b)	621,985	2,836,252
KVH Industries, Inc. (a)	99,572	896,148
NETGEAR, Inc. (a)(b)	207,735	5,748,027
NetScout Systems, Inc. (a)	508,770	16,051,694
Plantronics, Inc. (a)(b)	305,980	8,154,367
Ribbon Communications, Inc. (a)	523,581	2,356,115
Viavi Solutions, Inc. (a)	1,732,574	28,518,168
		146,731,297
Electronic Equipment & Components - 2.3%
908 Devices, Inc. (a)	137,630	2,177,307
Advanced Energy Industries, Inc.	275,198	23,716,564
Aeva Technologies, Inc. (a)(b)	788,528	4,124,001
Akoustis Technologies, Inc. (a)(b)	379,354	2,295,092
Arlo Technologies, Inc. (a)	619,555	5,383,933
Badger Meter, Inc.	212,659	21,514,711
Belden, Inc.	320,132	17,911,385
Benchmark Electronics, Inc.	252,880	6,104,523
CTS Corp.	229,737	7,707,676
Daktronics, Inc. (a)	230,011	1,127,054
ePlus, Inc. (a)	193,522	8,896,206
Fabrinet (a)	268,351	30,366,599
FARO Technologies, Inc. (a)	133,291	7,239,034
Identiv, Inc. (a)	158,024	3,053,024
II-VI, Inc. (a)(b)	771,733	48,927,872
Insight Enterprises, Inc. (a)	249,901	23,528,179
Iteris, Inc. (a)	303,255	1,206,955
Itron, Inc. (a)	328,403	20,360,986
Kimball Electronics, Inc. (a)	173,581	3,435,168
Knowles Corp. (a)	642,360	13,624,456
Luna Innovations, Inc. (a)(b)	221,556	1,615,143
Methode Electronics, Inc. Class A	277,307	12,209,827
MicroVision, Inc. (a)(b)	1,187,065	4,047,892
Napco Security Technologies, Inc. (b)	209,274	4,350,806
nLIGHT, Inc. (a)(b)	319,056	6,601,269
Novanta, Inc. (a)	256,465	35,417,817
OSI Systems, Inc. (a)	121,221	10,054,070
Ouster, Inc. (a)(b)	1,157,952	4,075,991
Par Technology Corp. (a)(b)	185,364	6,951,150
PC Connection, Inc.	80,134	3,473,809
Plexus Corp. (a)	202,562	15,702,606
Rogers Corp. (a)	135,641	37,023,211
Sanmina Corp. (a)	459,411	17,374,924
ScanSource, Inc. (a)	183,524	5,722,278
TTM Technologies, Inc. (a)	730,316	9,830,053
Velodyne Lidar, Inc. (a)(b)	560,301	2,190,777
Vishay Intertechnology, Inc.	972,124	20,132,688
Vishay Precision Group, Inc. (a)	83,544	2,675,914
		452,150,950
IT Services - 1.6%
BigCommerce Holdings, Inc. (a)	352,546	11,524,729
Brightcove, Inc. (a)	302,563	2,853,169
Cantaloupe, Inc. (a)	424,827	3,568,547
Cass Information Systems, Inc.	96,619	3,930,461
Conduent, Inc. (a)	1,207,086	5,709,517
CSG Systems International, Inc.	231,700	13,153,609
Digitalocean Holdings, Inc. (a)(b)	369,876	21,208,690
EVERTEC, Inc.	437,844	19,107,512
EVO Payments, Inc. Class A (a)	345,930	8,343,832
ExlService Holdings, Inc. (a)	237,071	28,571,797
Flywire Corp. (a)(b)	460,087	12,969,853
GreenBox POS (a)(b)	143,639	553,010
Grid Dynamics Holdings, Inc. (a)	329,750	8,787,838
Hackett Group, Inc.	173,827	3,327,049
i3 Verticals, Inc. Class A (a)	160,652	3,717,487
IBEX Ltd. (a)(b)	43,609	633,203
International Money Express, Inc. (a)	245,010	3,922,610
Limelight Networks, Inc. (a)(b)	901,328	3,848,671
Liveramp Holdings, Inc. (a)	482,816	21,557,734
Maximus, Inc.	443,885	34,321,188
MoneyGram International, Inc. (a)	658,650	5,776,361
Paya Holdings, Inc. (a)(b)	650,642	4,261,705
Perficient, Inc. (a)	236,152	24,753,453
Priority Technology Holdings, Inc. (a)(b)	70,796	429,024
Rackspace Technology, Inc. (a)(b)	402,325	5,033,086
Remitly Global, Inc. (b)	92,600	1,126,942
Repay Holdings Corp. (a)	635,914	11,376,501
StarTek, Inc. (a)	114,598	583,304
Ttec Holdings, Inc.	135,628	10,862,447
Tucows, Inc. (a)(b)	66,963	5,290,077
Unisys Corp. (a)	476,819	8,701,947
Verra Mobility Corp. (a)(b)	1,051,605	16,657,423
		306,462,776
Semiconductors & Semiconductor Equipment - 3.4%
Alpha & Omega Semiconductor Ltd. (a)	156,475	7,046,069
Ambarella, Inc. (a)	256,764	35,985,475
Amkor Technology, Inc.	746,262	16,432,689
Atomera, Inc. (a)(b)	149,437	2,111,545
Axcelis Technologies, Inc. (a)	241,949	15,148,427
AXT, Inc. (a)	298,286	2,234,162
CEVA, Inc. (a)	165,813	6,246,176
CMC Materials, Inc.	205,856	37,235,233
Cohu, Inc. (a)	352,471	11,624,494
Diodes, Inc. (a)	315,366	29,262,811
FormFactor, Inc. (a)	567,344	24,248,283
Ichor Holdings Ltd. (a)	205,444	8,714,934
Impinj, Inc. (a)(b)	138,373	10,985,432
Kopin Corp. (a)(b)	590,798	1,736,946
Kulicke & Soffa Industries, Inc. (b)	445,534	24,366,254
Lattice Semiconductor Corp. (a)	987,197	54,513,018
MACOM Technology Solutions Holdings, Inc. (a)	354,543	21,701,577
MaxLinear, Inc. Class A (a)	516,135	30,978,423
Meta Materials, Inc. (a)(b)	1,162,224	1,940,914
NeoPhotonics Corp. (a)	375,754	5,771,581
NVE Corp.	32,479	2,009,476
Onto Innovation, Inc. (a)	354,144	32,418,342
PDF Solutions, Inc. (a)	212,033	6,303,741
Photronics, Inc. (a)	427,343	7,640,893
Power Integrations, Inc.	438,894	35,423,135
Rambus, Inc. (a)	780,619	19,710,630
Semtech Corp. (a)	470,614	33,460,655
Silicon Laboratories, Inc. (a)	288,220	47,611,062
SiTime Corp. (a)	116,065	27,053,591
SkyWater Technology, Inc. (a)(b)	60,608	607,898
SMART Global Holdings, Inc. (a)	127,079	7,289,251
SunPower Corp. (a)(b)	583,483	9,790,845
Synaptics, Inc. (a)	284,109	59,762,328
Ultra Clean Holdings, Inc. (a)	324,900	16,381,458
Veeco Instruments, Inc. (a)(b)	360,630	9,913,719
		663,661,467
Software - 5.5%
8x8, Inc. (a)	819,623	12,581,213
A10 Networks, Inc.	440,105	6,513,554
ACI Worldwide, Inc. (a)	857,143	29,460,005
Agilysys, Inc. (a)	156,101	5,941,204
Alarm.com Holdings, Inc. (a)	346,001	25,801,295
Alkami Technology, Inc. (a)	187,031	2,869,056
Altair Engineering, Inc. Class A (a)	340,084	21,398,085
American Software, Inc. Class A	224,991	5,172,543
AppFolio, Inc. (a)	138,843	16,003,044
Appian Corp. Class A (a)(b)	286,522	16,151,245
Arteris, Inc. (b)	35,850	530,222
Asana, Inc. (a)(b)	518,533	27,212,612
Avaya Holdings Corp. (a)	598,920	10,912,322
AvidXchange Holdings, Inc.	187,160	1,938,978
Benefitfocus, Inc. (a)(b)	164,886	1,836,830
Blackbaud, Inc. (a)(b)	347,143	23,654,324
BlackLine, Inc. (a)	394,954	36,284,424
Bottomline Technologies, Inc. (a)	326,151	18,391,655
Box, Inc. Class A (a)(b)	1,013,729	26,488,739
BTRS Holdings, Inc. (a)	492,765	3,153,696
Cerence, Inc. (a)(b)	276,308	17,542,795
ChannelAdvisor Corp. (a)	222,680	4,707,455
Cleanspark, Inc. (a)(b)	266,966	1,794,012
CommVault Systems, Inc. (a)	334,447	22,561,795
Consensus Cloud Solutions, Inc. (a)	116,747	6,619,555
CoreCard Corp. (a)(b)	52,796	1,958,732
Couchbase, Inc. (b)	75,896	1,778,243
CS Disco, Inc. (b)	57,081	1,959,020
Digimarc Corp. (a)(b)	91,480	2,899,916
Digital Turbine, Inc. (a)	662,892	29,266,682
Domo, Inc. Class B (a)	206,052	9,676,202
E2open Parent Holdings, Inc. (a)(b)	1,446,508	13,452,524
Ebix, Inc.	194,919	5,923,588
eGain Communications Corp. (a)	149,106	1,540,265
Enfusion, Inc. Class A	158,420	2,187,780
EngageSmart, Inc. (b)	119,726	2,617,210
Envestnet, Inc. (a)	394,887	29,197,945
EverCommerce, Inc.	126,628	1,522,069
GTY Technology Holdings, Inc. (a)(b)	227,802	1,150,400
Instructure Holdings, Inc. (b)	90,491	2,090,342
Intapp, Inc.	79,333	1,596,180
InterDigital, Inc.	222,685	15,371,946
JFrog Ltd. (a)(b)	389,626	10,410,807
Kaltura, Inc. (b)	96,058	344,848
LivePerson, Inc. (a)	476,823	14,242,703
Marathon Digital Holdings, Inc. (a)(b)	698,022	16,431,438
MeridianLink, Inc.	94,608	1,834,449
MicroStrategy, Inc. Class A (a)(b)	61,567	22,657,272
Mimecast Ltd. (a)	442,805	35,295,987
Mitek Systems, Inc. (a)(b)	315,966	5,172,363
Model N, Inc. (a)(b)	260,565	7,207,228
Momentive Global, Inc. (a)	945,439	16,195,370
ON24, Inc. (a)(b)	198,351	3,264,857
Onespan, Inc. (a)	256,759	4,123,550
Pagerduty, Inc. (a)(b)	601,421	19,858,921
Ping Identity Holding Corp. (a)(b)	444,650	8,799,624
Progress Software Corp.	321,315	14,623,046
PROS Holdings, Inc. (a)(b)	287,596	7,969,285
Q2 Holdings, Inc. (a)	397,416	25,931,394
Qualys, Inc. (a)	247,790	31,751,811
Rapid7, Inc. (a)	408,064	39,308,805
Rekor Systems, Inc. (a)(b)	248,997	1,157,836
Rimini Street, Inc. (a)	332,671	1,713,256
Riot Blockchain, Inc. (a)(b)	652,927	10,407,656
SailPoint Technologies Holding, Inc. (a)	664,114	25,694,571
Sapiens International Corp. NV	226,116	7,199,533
SecureWorks Corp. (a)	62,207	917,553
ShotSpotter, Inc. (a)(b)	58,404	1,540,113
Smith Micro Software, Inc. (a)(b)	303,434	1,268,354
Sprout Social, Inc. (a)	331,022	22,790,865
SPS Commerce, Inc. (a)	262,931	32,564,004
Stronghold Digital Mining, Inc. Class A (b)	56,233	502,161
Sumo Logic, Inc. (a)	641,333	7,638,276
Telos Corp. (a)	289,725	3,386,885
Tenable Holdings, Inc. (a)	672,558	34,569,481
Upland Software, Inc. (a)	209,389	4,104,024
Varonis Systems, Inc. (a)	780,702	29,088,957
Verint Systems, Inc. (a)(b)	466,431	23,941,903
Veritone, Inc. (a)(b)	212,420	3,349,863
Viant Technology, Inc.	88,285	705,397
VirnetX Holding Corp. (a)(b)	410,671	928,116
Vonage Holdings Corp. (a)	1,752,067	36,513,076
Weave Communications, Inc. (b)	24,106	241,060
Workiva, Inc. (a)	311,676	36,865,037
Xperi Holding Corp.	767,692	12,950,964
Yext, Inc. (a)	836,096	6,772,378
Zuora, Inc. (a)	817,449	13,594,177
		1,075,538,956
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	906,877	16,233,098
Avid Technology, Inc. (a)	263,724	8,270,385
Corsair Gaming, Inc. (a)(b)	157,533	3,078,195
Diebold Nixdorf, Inc. (a)(b)	527,452	4,926,402
Eastman Kodak Co. (a)(b)	327,853	1,288,462
Quantum Corp. (a)	428,093	2,157,589
Super Micro Computer, Inc. (a)	316,548	12,826,525
Turtle Beach Corp. (a)(b)	112,450	2,284,984
		51,065,640
TOTAL INFORMATION TECHNOLOGY		2,695,611,086
MATERIALS - 3.9%
Chemicals - 2.0%
AdvanSix, Inc.	197,471	8,311,554
American Vanguard Corp.	209,293	3,174,975
Amyris, Inc. (a)(b)	1,289,798	5,881,479
Avient Corp.	664,117	33,053,103
Balchem Corp.	233,122	34,254,947
Cabot Corp.	407,188	22,391,268
Chase Corp.	52,837	5,013,175
Danimer Scientific, Inc. (a)(b)	664,116	3,327,221
Ecovyst, Inc.	358,892	3,671,465
Ferro Corp. (a)	584,166	12,734,819
FutureFuel Corp.	178,659	1,393,540
GCP Applied Technologies, Inc. (a)	358,293	11,429,547
H.B. Fuller Co.	378,449	27,161,285
Hawkins, Inc.	141,460	5,279,287
Ingevity Corp. (a)	287,384	18,941,479
Innospec, Inc.	178,058	16,552,272
Intrepid Potash, Inc. (a)	73,839	2,863,476
Koppers Holdings, Inc. (a)	151,386	4,523,414
Kraton Performance Polymers, Inc. (a)	227,169	10,536,098
Kronos Worldwide, Inc.	151,483	2,173,781
Livent Corp. (a)(b)	1,182,682	27,213,513
Marrone Bio Innovations, Inc. (a)(b)	711,492	525,793
Minerals Technologies, Inc.	239,055	16,726,678
Orion Engineered Carbons SA (a)	437,116	7,474,684
PureCycle Technologies, Inc. (a)(b)	384,953	2,290,470
Quaker Houghton	98,465	20,595,924
Rayonier Advanced Materials, Inc. (a)	442,614	2,757,485
Sensient Technologies Corp.	305,922	25,923,830
Stepan Co.	155,241	17,101,349
Tredegar Corp.	181,461	2,132,167
Trinseo PLC	283,626	15,185,336
Tronox Holdings PLC	837,580	19,013,066
Valhi, Inc.	15,421	409,428
Zymergen, Inc. (a)	588,728	3,061,386
		393,079,294
Construction Materials - 0.2%
Forterra, Inc. (a)	209,026	4,905,840
Summit Materials, Inc. (a)	861,173	30,623,312
United States Lime & Minerals, Inc.	15,324	1,938,333
		37,467,485
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	227,379	13,451,742
Class B	1,714	101,812
Myers Industries, Inc.	265,452	4,796,718
O-I Glass, Inc. (a)	1,145,466	15,246,152
Pactiv Evergreen, Inc.	314,018	3,438,497
Ranpak Holdings Corp. (A Shares) (a)(b)	274,349	7,369,014
TriMas Corp.	313,924	10,911,998
UFP Technologies, Inc. (a)	49,560	3,516,778
		58,832,711
Metals & Mining - 1.3%
Allegheny Technologies, Inc. (a)(b)	926,895	16,952,910
Arconic Corp. (a)	772,266	23,886,187
Carpenter Technology Corp.	342,165	9,826,979
Century Aluminum Co. (a)	379,586	5,822,849
Coeur d'Alene Mines Corp. (a)(b)	1,859,571	8,721,388
Commercial Metals Co.	872,295	29,169,545
Compass Minerals International, Inc.	248,045	13,245,603
Constellium NV (a)	899,401	15,730,523
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gatos Silver, Inc. (a)(b)	342,776	1,066,033
Haynes International, Inc.	90,221	3,394,114
Hecla Mining Co.	3,879,261	19,241,135
Kaiser Aluminum Corp.	115,192	11,029,634
Materion Corp.	148,473	12,300,988
MP Materials Corp. (a)(b)	553,814	22,119,331
Novagold Resources, Inc. (a)(b)	1,722,148	11,366,177
Olympic Steel, Inc.	67,603	1,439,268
Perpetua Resources Corp. (a)(b)	221,206	814,038
PolyMet Mining Corp. (a)	184,140	469,557
Ryerson Holding Corp.	121,927	2,499,504
Schnitzer Steel Industries, Inc. Class A	188,494	7,377,655
SunCoke Energy, Inc.	606,122	4,151,936
TimkenSteel Corp. (a)(b)	333,819	4,683,481
Warrior Metropolitan Coal, Inc.	372,491	9,759,264
Worthington Industries, Inc.	240,816	13,047,411
		248,115,511
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	119,882	3,790,669
Glatfelter Corp.	322,985	5,607,020
Neenah, Inc.	123,039	5,672,098
Schweitzer-Mauduit International, Inc.	231,705	7,013,710
Verso Corp.	194,944	5,240,095
		27,323,592
TOTAL MATERIALS		764,818,593
REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Acadia Realty Trust (SBI)	642,573	12,716,520
Agree Realty Corp.	515,709	33,717,054
Alexander & Baldwin, Inc.	540,101	12,395,318
Alexanders, Inc.	16,814	4,426,622
American Assets Trust, Inc.	374,526	13,471,700
American Finance Trust, Inc.	955,692	7,894,016
Apartment Investment & Management Co. Class A (a)	1,122,320	7,889,910
Apple Hospitality (REIT), Inc.	1,576,195	25,424,025
Armada Hoffler Properties, Inc.	458,968	6,439,321
Ashford Hospitality Trust, Inc. (a)	133,075	1,036,654
Braemar Hotels & Resorts, Inc. (a)	428,187	2,290,800
Brandywine Realty Trust (SBI)	1,173,360	15,089,410
Broadstone Net Lease, Inc.	1,162,043	26,854,814
BRT Apartments Corp.	86,618	1,922,053
CareTrust (REIT), Inc.	724,123	15,358,649
CatchMark Timber Trust, Inc.	363,691	2,982,266
Centerspace	106,839	10,190,304
Chatham Lodging Trust (a)	341,505	4,531,771
City Office REIT, Inc.	322,090	5,742,865
Clipper Realty, Inc.	93,007	852,874
Community Healthcare Trust, Inc.	192,583	8,731,713
CorePoint Lodging, Inc. (a)	283,860	4,459,441
Corporate Office Properties Trust (SBI)	839,371	21,202,511
CTO Realty Growth, Inc.	45,565	2,669,653
DiamondRock Hospitality Co. (a)	1,540,882	14,407,247
Digitalbridge Group, Inc. (a)	3,546,110	25,886,603
Diversified Healthcare Trust (SBI)	1,749,238	5,335,176
Easterly Government Properties, Inc.	669,060	14,030,188
EastGroup Properties, Inc.	298,791	59,731,309
Empire State Realty Trust, Inc.	1,048,069	9,348,775
Equity Commonwealth (a)	847,594	22,071,348
Essential Properties Realty Trust, Inc.	916,705	24,338,518
Farmland Partners, Inc.	224,946	2,562,135
Four Corners Property Trust, Inc.	586,731	15,882,808
Franklin Street Properties Corp.	759,952	4,217,734
Getty Realty Corp.	323,365	9,594,240
Gladstone Commercial Corp.	292,298	6,778,391
Gladstone Land Corp.	231,582	7,058,619
Global Medical REIT, Inc.	492,577	8,329,477
Global Net Lease, Inc.	785,997	11,271,197
Healthcare Realty Trust, Inc.	1,089,397	33,793,095
Hersha Hospitality Trust (a)	251,467	2,268,232
Independence Realty Trust, Inc.	776,867	17,860,172
Indus Realty Trust, Inc.	44,178	3,470,182
Industrial Logistics Properties Trust	485,258	11,126,966
iStar Financial, Inc.	492,672	10,577,668
Kite Realty Group Trust	1,595,479	33,313,602
LTC Properties, Inc.	292,937	10,566,238
LXP Industrial Trust (REIT)	2,049,942	30,523,636
Monmouth Real Estate Investment Corp. Class A	705,212	14,802,400
National Health Investors, Inc.	324,654	18,774,741
National Storage Affiliates Trust	605,111	37,250,633
NETSTREIT Corp. (b)	324,882	7,342,333
NexPoint Residential Trust, Inc.	165,049	13,088,386
Office Properties Income Trust	366,575	9,340,331
One Liberty Properties, Inc.	130,465	3,979,183
Outfront Media, Inc.	1,068,852	26,550,284
Paramount Group, Inc.	1,379,898	11,991,314
Pebblebrook Hotel Trust	951,665	20,603,547
Phillips Edison & Co., Inc.	143,403	4,520,063
Physicians Realty Trust	1,644,892	30,035,728
Piedmont Office Realty Trust, Inc. Class A	931,250	16,539,000
Plymouth Industrial REIT, Inc.	241,339	6,938,496
Postal Realty Trust, Inc.	107,376	1,919,883
Potlatch Corp.	487,719	26,234,405
Preferred Apartment Communities, Inc. Class A	379,874	6,336,298
PS Business Parks, Inc.	149,949	25,035,485
Retail Opportunity Investments Corp.	899,603	16,669,644
Retail Value, Inc.	111,833	352,274
RLJ Lodging Trust	1,214,746	16,824,232
RPT Realty	651,315	8,219,595
Ryman Hospitality Properties, Inc. (a)	392,382	34,686,569
Sabra Health Care REIT, Inc.	1,678,529	22,844,780
Safehold, Inc.	159,748	9,888,401
Saul Centers, Inc.	94,190	4,651,102
Seritage Growth Properties (a)	279,214	2,892,657
Service Properties Trust	1,209,721	10,343,115
SITE Centers Corp.	1,286,772	19,057,093
Stag Industrial, Inc.	1,302,220	55,643,861
Summit Hotel Properties, Inc. (a)	781,470	7,361,447
Sunstone Hotel Investors, Inc. (a)	1,602,458	18,123,800
Tanger Factory Outlet Centers, Inc.	750,355	12,763,539
Terreno Realty Corp.	550,382	41,152,062
The GEO Group, Inc.	863,889	5,813,973
The Macerich Co.	1,559,626	25,796,214
UMH Properties, Inc.	325,699	7,686,496
Uniti Group, Inc.	1,448,859	17,473,240
Universal Health Realty Income Trust (SBI)	99,210	5,783,943
Urban Edge Properties	863,797	15,755,657
Urstadt Biddle Properties, Inc. Class A	235,498	4,636,956
Veris Residential, Inc. (a)	643,219	10,613,114
Washington REIT (SBI)	623,781	15,357,488
Whitestone REIT Class B	362,416	3,700,267
Xenia Hotels & Resorts, Inc. (a)	839,317	14,553,757
		1,332,561,606
Real Estate Management & Development - 0.7%
Cushman & Wakefield PLC (a)(b)	1,012,565	21,253,739
Douglas Elliman, Inc. (a)	526,241	4,083,630
eXp World Holdings, Inc.	467,465	12,687,000
Fathom Holdings, Inc. (a)	48,170	688,831
Forestar Group, Inc. (a)	134,833	2,689,918
FRP Holdings, Inc. (a)	46,532	2,628,127
Kennedy-Wilson Holdings, Inc.	847,781	19,041,161
Marcus & Millichap, Inc. (a)	174,536	8,170,030
Newmark Group, Inc.	1,081,768	16,561,868
Rafael Holdings, Inc. (a)	55,142	228,288
RE/MAX Holdings, Inc.	137,274	4,085,274
Realogy Holdings Corp. (a)	842,168	13,895,772
Redfin Corp. (a)(b)	753,889	22,292,498
Tejon Ranch Co. (a)	147,300	2,564,493
The RMR Group, Inc.	111,301	3,562,745
The St. Joe Co.	245,655	11,916,724
		146,350,098
TOTAL REAL ESTATE		1,478,911,704
UTILITIES - 2.8%
Electric Utilities - 0.7%
Allete, Inc.	382,995	24,446,571
MGE Energy, Inc.	266,744	20,653,988
Otter Tail Corp.	301,244	19,098,870
PNM Resources, Inc.	619,429	27,756,613
Portland General Electric Co.	652,579	34,286,501
Via Renewables, Inc. Class A, (b)	87,939	1,006,022
		127,248,565
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares	446,248	29,595,167
Chesapeake Utilities Corp.	125,640	17,113,424
New Jersey Resources Corp.	698,374	28,081,619
Northwest Natural Holding Co.	221,811	10,500,533
ONE Gas, Inc.	383,292	29,854,614
South Jersey Industries, Inc.	752,272	18,821,845
Southwest Gas Corp.	437,732	29,844,568
Spire, Inc.	367,617	24,233,313
		188,045,083
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	855,907	26,404,731
Class C	46,802	1,576,291
Ormat Technologies, Inc. (b)	330,332	22,515,429
Sunnova Energy International, Inc. (a)(b)	634,517	12,474,604
		62,971,055
Multi-Utilities - 0.4%
Avista Corp.	512,499	22,785,706
Black Hills Corp.	464,735	31,481,149
NorthWestern Energy Corp.	382,657	22,240,025
Unitil Corp.	115,754	5,433,493
		81,940,373
Water Utilities - 0.4%
American States Water Co.	266,997	24,625,133
Artesian Resources Corp. Class A	57,851	2,788,418
Cadiz, Inc. (a)(b)	147,779	415,259
California Water Service Group	382,575	23,754,082
Global Water Resources, Inc.	94,213	1,447,112
Middlesex Water Co.	125,585	12,714,225
Pure Cycle Corp. (a)(b)	154,085	1,975,370
SJW Corp.	201,122	13,849,261
York Water Co.	95,215	4,324,665
		85,893,525
TOTAL UTILITIES		546,098,601
TOTAL COMMON STOCKS (Cost $16,673,689,039)		19,453,518,582

Nonconvertible Bonds - 0.0%
	Principal Amount (d)	Value ($)
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (e) (Cost $63,000)	63,000	61,990

Money Market Funds - 9.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	122,351,644	122,376,114
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	1,762,289,209	1,762,465,437
TOTAL MONEY MARKET FUNDS (Cost $1,884,823,589)		1,884,841,551

TOTAL INVESTMENT IN SECURITIES - 108.8% (Cost $18,558,575,628)	21,338,422,123
NET OTHER ASSETS (LIABILITIES) - (8.8)% (h)	(1,727,269,310)
NET ASSETS - 100.0%	19,611,152,813

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1,604	Mar 2022	162,356,880	(5,281,483)	(5,281,483)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $8,457,900 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	202,920,958	4,711,735,029	4,792,279,873	127,894	-	-	122,376,114	0.2%
Fidelity Securities Lending Cash Central Fund 0.08%	2,238,021,415	5,751,473,446	6,227,029,424	8,964,615	-	-	1,762,465,437	5.6%
Total	2,440,942,373	10,463,208,475	11,019,309,297	9,092,509	-	-	1,884,841,551

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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